Schedule of Investments (Unaudited) June 30, 2019

KraneShares CICC China Leaders 100 Index ETF

	Shares	Value
COMMON STOCK — 98.7%‡
CHINA — 98.7%
Communication Services — 0.8%
China South Publishing & Media Group, Cl A	5,400	$9,931
Shanghai Oriental Pearl Group, Cl A	15,800	24,230
		34,161
Consumer Discretionary — 8.9%
Dashang, Cl A *	1,400	5,685
Fuyao Glass Industry Group, Cl A	11,000	36,379
Hisense Home Appliances Group, Cl A	3,000	5,447
HLA, Cl A	13,900	18,343
Joyoung, Cl A	2,300	6,964
KingClean Electric, Cl A	600	1,879
Lao Feng Xiang, Cl A	1,000	6,504
Midea Group, Cl A	30,500	230,136
Rainbow Department Store, Cl A	3,800	7,221
Shanghai Jinjiang International Hotels Development, Cl A	1,300	4,661
TCL, Cl A	80,500	39,003
Zhejiang Hangmin, Cl A	4,060	3,904
Zhejiang Meida Industrial, Cl A	1,800	3,447
Zhejiang Semir Garment, Cl A	4,000	6,437
		376,010
Consumer Staples — 17.2%
By-health, Cl A	7,000	19,758
Chacha Food, Cl A	1,900	6,980
Henan Shuanghui Investment & Development, Cl A	8,300	30,058
Inner Mongolia Yili Industrial Group, Cl A	46,700	227,011
Jiangsu Yanghe Brewery Joint-Stock, Cl A	4,700	83,127
Luzhou Laojiao, Cl A	5,700	67,035
Wuliangye Yibin, Cl A	14,300	245,407
Yixintang Pharmaceutical Group, Cl A	1,500	6,218
Yonghui Superstores, Cl A	28,200	41,892
		727,486
Energy — 1.2%
China Shenhua Energy, Cl A	15,400	45,664
Huolinhe Opencut Coal Industry of Inner Mongolia, Cl A *	5,100	6,419
		52,083
Financials — 44.4%
Agricultural Bank of China, Cl A	296,800	155,460
Bank of China, Cl A	163,600	89,024
Bank of Communications, Cl A	213,800	190,377
Bohai Leasing, Cl A *	14,200	8,099
China Construction Bank, Cl A	52,200	56,506

Schedule of Investments (Unaudited) June 30, 2019

KraneShares CICC China Leaders 100 Index ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
China Life Insurance, Cl A	13,800	$56,863
China Merchants Bank, Cl A	43,500	227,722
China Merchants Securities, Cl A	22,000	54,704
CITIC Securities, Cl A	60,000	207,857
GF Securities, Cl A *	20,000	39,982
Guotai Junan Securities, Cl A	34,900	93,178
Huatai Securities, Cl A	24,800	80,538
Industrial & Commercial Bank of China, Cl A	167,900	143,886
Industrial Bank, Cl A	77,200	205,440
Ping An Insurance Group of China, Cl A	18,200	234,643
Shenwan Hongyuan Group, Cl A	49,000	35,718
		1,879,997
Health Care — 2.9%
China Animal Healthcare *(A)(B)(C)	4,000	—
China Resources Sanjiu Medical & Pharmaceutical, Cl A	3,000	12,807
Huadong Medicine, Cl A	6,000	22,662
Jilin Aodong Pharmaceutical Group, Cl A	5,000	11,923
KPC Pharmaceuticals, Cl A	4,200	7,046
Livzon Pharmaceutical Group, Cl A	1,908	9,225
Shandong Buchang Pharmaceuticals, Cl A	3,700	13,873
Shanghai Pharmaceuticals Holding, Cl A	8,900	23,503
Sunflower Pharmaceutical Group, Cl A	2,100	4,702
Tasly Pharmaceutical Group, Cl A	7,000	16,856
		122,597
Industrials — 9.5%
China State Construction Engineering, Cl A	164,800	137,873
CNHTC Jinan Truck, Cl A	2,000	4,670
CRRC, Cl A	75,200	88,516
Henan Zhongyuan Expressway, Cl A	7,100	5,423
Shanghai International Port Group, Cl A	23,300	23,120
Shanghai Tunnel Engineering, Cl A	14,200	13,037
Sichuan Road & Bridge, Cl A	16,200	8,579
Sieyuan Electric, Cl A	3,600	5,217
TangShan Port Group, Cl A	22,400	8,963
Weichai Power, Cl A	35,000	62,585
Wolong Electric Group, Cl A	4,900	5,996
Xiamen ITG Group, Cl A	10,200	12,808
Zhejiang Yankon Group, Cl A	6,800	3,631
Zhengzhou Yutong Bus, Cl A	10,200	19,323
		399,741
Information Technology — 0.9%
Aisino, Cl A	8,400	28,171
Hanergy Thin Film Power Group *(A)(B)(C)	65,064	84

Schedule of Investments (Unaudited) June 30, 2019

KraneShares CICC China Leaders 100 Index ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Hangzhou First Applied Material, Cl A	800	$4,275
Shenzhen Everwin Precision Technology, Cl A	4,100	6,258
		38,788
Materials — 4.0%
Anhui Conch Cement, Cl A	15,600	94,195
China Lumena New Materials *(A)(B)(C)	28,720	—
Guangdong Tapai Group, Cl A	2,800	4,758
ORG Technology, Cl A *	8,000	5,436
Shenzhen Jinjia Group, Cl A	6,800	12,278
Tianhe Chemicals Group *(A)(B)(C)	40,000	—
Xinyangfeng Agricultural Technology, Cl A	4,000	6,245
Zhejiang Longsheng Group, Cl A	20,400	46,807
		169,719
Real Estate — 6.8%
Beijing Capital Development, Cl A	9,400	12,213
Beijing Urban Construction Investment & Development, Cl A	9,240	10,836
China Fortune Land Development, Cl A	13,600	64,448
Financial Street Holdings, Cl A	8,000	9,125
Gemdale, Cl A	17,300	30,029
Oceanwide Holdings, Cl A	11,700	9,499
Poly Developments and Holdings Group, Cl A	55,000	102,110
RiseSun Real Estate Development, Cl A	13,500	18,444
Shanghai Lujiazui Finance & Trade Zone Development, Cl A	6,420	14,478
Zhongtian Financial Group, Cl A	30,000	16,718
		287,900
Utilities — 2.1%
SDIC Power Holdings, Cl A	32,000	36,176
Shanghai Dazhong Public Utilities Group, Cl A	14,600	13,638
Shenergy, Cl A	21,600	18,888
Zhejiang Zheneng Electric Power, Cl A	31,300	20,129
		88,831
TOTAL COMMON STOCK
(Cost $3,746,768)		4,177,313

TOTAL INVESTMENTS — 98.7%
(Cost $3,746,768)		4,177,313
OTHER ASSETS LESS LIABILITIES – 1.3%		53,320
NET ASSETS - 100%		$4,230,633

‡	Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.
*	Non-income producing security.
(A)	Level 3 security in accordance with fair value hierarchy.

Schedule of Investments (Unaudited) June 30, 2019

KraneShares CICC China Leaders 100 Index ETF

(B)	Security considered illiquid. The total value of such securities as of June 30, 2019 was $83 and represents 0.0% of Net Assets.
(C)	Security is fair valued using methods determined in good faith by the Fair Value Committee appointed by the Board of Trustees. The total value of such securities as of June 30, 2019 was $84 and represents 0.0% of Net Assets.

Cl — Class

The following summarizes the market value of the Fund’s investments used as of June 30, 2019, based on the inputs used to value them:

Investments in Securities	Level 1	Level 2	Level 3^	Total
Common Stock
China
Communication Services	$34,161	$—	$—	$34,161
Consumer Discretionary	376,010	—	—	376,010
Consumer Staples	727,486	—	—	727,486
Energy	52,083	—	—	52,083
Financials	1,879,997	—	—	1,879,997
Health Care	122,597	—	—	122,597
Industrials	399,741	—	—	399,741
Information Technology	38,704	—	84	38,788
Materials	169,719	—	—	169,719
Real Estate	287,900	—	—	287,900
Utilities	88,831	—	—	88,831
Total Common Stock	4,177,229	—	84	4,177,313
Total Investments in Securities	$4,177,229	$—	$84	$4,177,313

^	A reconciliation of Level 3 investments, including certain disclosures related to significant inputs used invaluing Level 3 investments is only presented when the Fund has over 1% of Level 3 investments at the beginning and/or end of the period in relation to net assets.

For the period ended June 30, 2019, there have been no transfers between Level 1 and Level 2 investments.

For the period ended June 30, 2019, there have been no transfers between Level 2 and Level 3 investments.

For the period ended June 30, 2019, the transfers in and out of Level 3 occurred due to a halt in trading of these securities. Transfers between levels are recognized at period end.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

KRS-QH-001-1200

Schedule of Investments (Unaudited) June 30, 2019

KraneShares CSI China Internet ETF

	Shares	Value
COMMON STOCK — 100.0%‡
CHINA — 85.5%
Communication Services — 48.3%
58.com ADR *	893,202	$55,530,368
Autohome ADR *	530,351	45,408,653
Baidu ADR *	1,018,975	119,586,906
Bilibili ADR *	1,682,718	27,377,822
Bitauto Holdings ADR *	319,790	3,348,201
HUYA ADR *	553,275	13,671,425
iQIYI ADR * (A)	2,498,945	51,603,214
Momo ADR	1,395,176	49,947,301
NetEase ADR	216,196	55,296,451
Qutoutiao ADR (A)	1,281,309	5,048,358
SINA *	594,236	25,629,399
Sogou ADR * (A)	653,585	2,679,698
Tencent Holdings	3,421,775	154,434,287
Tencent Music Entertainment Group ADR * (A)	4,032,526	60,447,565
Weibo ADR *	583,913	25,429,411
YY ADR *	569,603	39,695,633
		735,134,692
Consumer Discretionary — 31.2%
Alibaba Group Holding ADR *	813,243	137,804,026
Baozun ADR * (A)	350,811	17,491,437
Ctrip.com International ADR *	1,700,012	62,747,443
JD.com ADR *	3,161,483	95,761,320
Pinduoduo ADR *	2,920,210	60,243,932
TAL Education Group ADR *	1,593,162	60,699,472
Uxin ADR (A)	1,538,989	3,385,776
Vipshop Holdings ADR *	4,124,995	35,598,707
		473,732,113
Financials — 3.6%
360 Finance ADR (A)	150,464	1,767,952
Fanhua ADR (A)	417,746	13,981,959
LexinFintech Holdings ADR *	693,817	7,742,998
PPDAI Group ADR	1,602,712	6,971,797
Qudian ADR *	1,772,231	13,291,732
Yirendai ADR * (A)	108,288	1,490,043
ZhongAn Online P&C Insurance, Cl H * (A)	3,248,300	8,918,532
		54,165,013

Schedule of Investments (Unaudited) June 30, 2019

KraneShares CSI China Internet ETF

	Shares	Value
COMMON STOCK — continued
Industrials — 1.3%
51job ADR *	268,503	$20,271,977
China Index Holdings ADR	5,441	19,314
		20,291,291
Information Technology — 1.1%
Kingsoft	7,781,000	16,831,859
TOTAL CHINA		1,300,154,968

HONG KONG — 14.5%
Communication Services — 3.7%
Alibaba Pictures Group *	133,464,000	28,700,098
China Literature * (A)	3,357,000	15,812,813
iDreamSky Technology Holdings * (A)	4,004,800	2,506,685
NetDragon Websoft Holdings	2,288,815	5,648,429
Wise Talent Information Technology *	1,210,000	3,206,016
		55,874,041
Consumer Discretionary — 9.9%
Meituan Dianping, Cl B *	12,997,100	113,958,573
Tongcheng-Elong Holdings * (A)	18,206,800	36,122,291
		150,080,864
Financials — 0.3%
Yixin Group * (A)	22,586,000	5,406,185

Information Technology — 0.6%
Weimob *	13,735,000	9,018,951
TOTAL HONG KONG		220,380,041
TOTAL COMMON STOCK
(Cost $1,574,704,157)		1,520,535,009

SHORT-TERM INVESTMENT(B)(C) — 8.6%
Invesco Government & Agency Portfolio, Cl Institutional, 2.270%	131,388,867	131,388,867
TOTAL SHORT-TERM INVESTMENT
(Cost $131,388,867)		131,388,867

TOTAL INVESTMENTS — 108.6%
(Cost $1,706,093,024)		1,651,923,876
OTHER ASSETS LESS LIABILITIES – (8.6)%		(130,455,218)
NET ASSETS - 100%		$1,521,468,658

‡	Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.
*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at June 30, 2019. The total market value of securities on loan at June 30, 2019 was $127,009,076.

Schedule of Investments (Unaudited) June 30, 2019

KraneShares CSI China Internet ETF

(B)	The rate shown is the 7-day effective yield as of June 30, 2019.
(C)	This security was purchased with cash collateral held from securities on loan. The total value of such security as of June 30, 2019 was $131,388,867.

ADR — American Depositary Receipt

Cl — Class

As of June 30, 2019, all of the Fund's investments were considered Level 1 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. GAAP.

For the period ended June 30, 2019, there have been no transfers between Level 1, Level 2 or Level 3 investments. Transfers between levels are recognized at period end.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

KRS-QH-002-1200

Schedule of Investments (Unaudited) June 30, 2019

KraneShares Bosera MSCI China A Share ETF

	Shares	Value
COMMON STOCK — 99.5%‡
CHINA — 99.5%
Communication Services — 1.9%
Beijing Enlight Media, Cl A	587,260	$581,023
China Film, Cl A	311,521	709,794
China South Publishing & Media Group, Cl A	359,548	661,238
China United Network Communications, Cl A	6,314,520	5,659,456
Chinese Universe Publishing and Media, Cl A	275,836	504,074
CITIC Guoan Information Industry, Cl A	784,797	459,026
Giant Network Group, Cl A	270,180	714,269
Mango Excellent Media, Cl A	139,785	834,886
Perfect World, Cl A	175,449	658,859
Shanghai Oriental Pearl Group, Cl A	687,206	1,053,856
Wuhu Shunrong Sanqi Interactive Entertainment Network Technology, Cl A	425,404	838,677
Youzu Interactive, Cl A	177,900	436,920
		13,112,078
Consumer Discretionary — 7.4%
Anhui Zhongding Sealing Parts, Cl A	244,400	341,015
BTG Hotels Group, Cl A	195,975	512,677
BYD, Cl A	374,258	2,761,875
China Grand Automotive Services, Cl A *	1,638,387	1,063,176
China International Travel Service, Cl A	390,907	5,042,035
China Shipbuilding Industry Group Power, Cl A	343,590	1,180,794
Chongqing Changan Automobile, Cl A	780,920	753,310
Fuyao Glass Industry Group, Cl A	401,035	1,326,280
Global Top E-Commerce, Cl A *	311,900	378,019
Gree Electric Appliances of Zhuhai, Cl A	620,368	4,964,388
Guangzhou Automobile Group, Cl A	476,196	757,285
Hangzhou Robam Appliances, Cl A	190,041	750,431
HLA, Cl A	599,692	791,387
Huayu Automotive Systems, Cl A	631,179	1,983,627
Liaoning Cheng Da, Cl A	306,238	647,854
Midea Group, Cl A	689,901	5,205,626
NanJi E-Commerce, Cl A *	491,500	803,792
NavInfo, Cl A	393,235	921,153
Ningbo Joyson Electronic, Cl A *	190,097	590,786
Oppein Home Group, Cl A	56,091	878,294
Qingdao Haier, Cl A *	1,220,768	3,071,014
SAIC Motor, Cl A	1,594,166	5,914,627
Shandong Linglong Tyre, Cl A	240,219	594,169
Shanghai Jinjiang International Hotels Development, Cl A	107,000	383,600
Shanghai Yuyuan Tourist Mart, Cl A *	647,469	771,537

Schedule of Investments (Unaudited) June 30, 2019

KraneShares Bosera MSCI China A Share ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Shenzhen Overseas Chinese Town, Cl A	1,642,475	$1,660,876
Songcheng Performance Development, Cl A	290,836	979,186
Suning.com, Cl A	1,863,983	3,113,418
Suofeiya Home Collection, Cl A	184,884	499,265
TCL, Cl A	2,712,700	1,314,315
Visual China Group, Cl A *	140,300	395,608
Wanxiang Qianchao, Cl A	551,233	479,612
Weifu High-Technology Group, Cl A	167,474	452,250
Zhejiang Semir Garment, Cl A	360,400	579,954
Zhejiang Supor, Cl A	109,594	1,209,154
Zhejiang Wanfeng Auto Wheel, Cl A	437,866	463,795
		53,536,184
Consumer Staples — 14.6%
Angel Yeast, Cl A	164,981	759,253
Anhui Gujing Distillery, Cl A	76,803	1,324,301
Anhui Kouzi Distillery, Cl A	120,100	1,125,686
Beijing Dabeinong Technology Group, Cl A	849,500	653,842
Beijing Shunxin Agriculture, Cl A	148,510	1,008,001
Beijing Yanjing Brewery, Cl A *	564,300	545,170
Chongqing Fuling Zhacai Group, Cl A	158,000	701,149
Foshan Haitian Flavouring & Food, Cl A	450,558	6,883,252
Fujian Sunner Development, Cl A	206,811	761,888
Guangdong Haid Group, Cl A	316,538	1,423,108
Heilongjiang Agriculture, Cl A	355,900	555,624
Henan Shuanghui Investment & Development, Cl A	593,709	2,150,068
Inner Mongolia Yili Industrial Group, Cl A	1,216,919	5,915,505
Jiangsu King's Luck Brewery JSC, Cl A	251,207	1,019,375
Jiangsu Yanghe Brewery Joint-Stock, Cl A	301,718	5,336,366
Jiangxi Zhengbang Technology, Cl A	473,300	1,147,269
Jonjee Hi-Tech Industrial And Commercial Holding, Cl A *	159,451	993,640
Kweichow Moutai, Cl A	253,978	36,361,756
Laobaixing Pharmacy Chain JSC, Cl A *	57,029	485,240
Luzhou Laojiao, Cl A	305,975	3,598,423
Muyuan Foodstuff, Cl A	278,335	2,380,811
New Hope Liuhe, Cl A	844,044	2,133,136
Shanghai Jahwa United, Cl A	134,400	609,131
Shanxi Xinghuacun Fen Wine Factory, Cl A	173,326	1,741,330
Sichuan Swellfun, Cl A	97,802	723,163
Tongwei, Cl A	777,280	1,590,071
Tsingtao Brewery, Cl A	139,324	1,012,141
Wens Foodstuffs Group	1,083,018	5,650,666
Wuliangye Yibin, Cl A	791,068	13,575,800
Yonghui Superstores, Cl A	1,916,071	2,846,368

Schedule of Investments (Unaudited) June 30, 2019

KraneShares Bosera MSCI China A Share ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — continued
Yuan Longping High-tech Agriculture, Cl A	263,700	$555,562
		105,567,095
Energy — 2.4%
China Petroleum & Chemical, Cl A	5,101,684	4,060,266
China Shenhua Energy, Cl A	880,476	2,610,811
Guanghui Energy, Cl A	1,360,205	704,544
Jizhong Energy Resources, Cl A	707,400	397,289
Offshore Oil Engineering, Cl A	885,187	721,235
PetroChina, Cl A	3,241,755	3,245,057
Shaanxi Coal Industry, Cl A	1,668,369	2,242,940
Shandong Xinchao Energy, Cl A *	1,361,500	412,035
Shanxi Lu'an Environmental Energy Development, Cl A	598,811	691,773
Shanxi Xishan Coal & Electricity Power, Cl A	821,646	724,454
Yang Quan Coal Industry Group, Cl A *	481,500	407,030
Yantai Jereh Oilfield Services Group, Cl A	191,806	644,656
Yanzhou Coal Mining, Cl A	493,800	780,970
		17,643,060
Financials — 29.1%
Agricultural Bank of China, Cl A	14,913,507	7,811,527
Anxin Trust, Cl A	1,094,931	804,511
AVIC Capital, Cl A	1,797,100	1,417,181
Bank of Beijing, Cl A	4,382,652	3,768,583
Bank of Chengdu, Cl A *	723,200	929,122
Bank of China, Cl A	7,032,800	3,826,956
Bank of Communications, Cl A	7,915,214	7,048,030
Bank of Guiyang, Cl A	644,327	810,916
Bank of Hangzhou, Cl A	1,027,091	1,244,823
Bank of Jiangsu, Cl A	2,425,664	2,562,247
Bank of Nanjing, Cl A	1,698,209	2,040,915
Bank of Ningbo, Cl A	1,069,816	3,773,074
Bank of Shanghai, Cl A	2,187,884	3,772,214
Caitong Securities, Cl A *	764,709	1,221,665
Changjiang Securities, Cl A	1,107,005	1,257,924
China CITIC Bank, Cl A	1,136,234	986,951
China Construction Bank, Cl A	1,920,726	2,079,180
China Everbright Bank, Cl A	8,079,284	4,478,695
China Life Insurance, Cl A	555,839	2,290,319
China Merchants Bank, Cl A	4,170,629	21,833,149
China Merchants Securities, Cl A	1,144,990	2,847,065
China Minsheng Banking, Cl A	7,099,810	6,559,551
China Pacific Insurance Group, Cl A	1,278,656	6,792,337
CITIC Securities, Cl A	1,969,743	6,823,742

Schedule of Investments (Unaudited) June 30, 2019

KraneShares Bosera MSCI China A Share ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Dongxing Securities, Cl A	552,080	$954,272
East Money Information, Cl A	1,368,820	2,698,605
Everbright Securities, Cl A	782,133	1,299,572
First Capital Securities, Cl A	701,137	646,764
Founder Securities, Cl A	1,648,146	1,704,979
GF Securities, Cl A	1,246,328	2,491,568
Guosen Securities, Cl A	880,541	1,686,006
Guotai Junan Securities, Cl A *	1,564,781	4,177,758
Guoyuan Securities, Cl A	673,768	898,946
Haitong Securities, Cl A	1,619,987	3,344,626
Hithink RoyalFlush Information Network, Cl A	108,200	1,548,458
Huaan Securities, Cl A	724,954	689,830
Huatai Securities, Cl A	1,307,895	4,247,376
Huaxi Securities, Cl A	525,531	802,863
Huaxia Bank, Cl A *	2,613,627	2,928,114
Hubei Biocause Pharmaceutical, Cl A	824,341	778,404
Industrial & Commercial Bank of China, Cl A	10,870,426	9,315,700
Industrial Bank, Cl A	4,231,662	11,261,036
Industrial Securities, Cl A	1,340,744	1,314,799
New China Life Insurance, Cl A	417,566	3,343,323
Northeast Securities, Cl A	468,600	600,664
Orient Securities, Cl A	1,194,435	1,856,040
Pacific Securities, Cl A	1,483,700	768,510
Ping An Bank, Cl A	3,437,648	6,892,302
Ping An Insurance Group of China, Cl A	2,189,299	28,225,489
SDIC Capital, Cl A	705,265	1,437,620
Sealand Securities, Cl A	949,712	695,046
Shanghai AJ Group, Cl A	324,700	452,586
Shanghai Pudong Development Bank, Cl A	5,933,771	10,083,871
Shanxi Securities, Cl A *	566,346	667,453
Shenwan Hongyuan Group, Cl A	3,759,881	2,740,725
Sinolink Securities, Cl A	605,500	856,316
SooChow Securities, Cl A	600,587	895,681
Western Securities, Cl A *	700,989	1,028,076
Xishui Strong Year Inner Mongolia, Cl A	218,842	320,318
Zheshang Securities, Cl A	556,100	752,471
		211,386,844
Health Care — 7.3%
Aier Eye Hospital Group, Cl A	620,336	2,795,258
Beijing SL Pharmaceutical, Cl A	137,100	469,966
Beijing Tiantan Biological Products, Cl A	209,208	768,588
Beijing Tongrentang, Cl A	330,836	1,395,932
BGI Genomics, Cl A	80,120	664,927

Schedule of Investments (Unaudited) June 30, 2019

KraneShares Bosera MSCI China A Share ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Changchun High & New Technology Industry Group, Cl A	34,081	$1,676,033
Chengdu Kanghong Pharmaceutical Group, Cl A	116,839	559,630
China National Accord Medicines, Cl A	74,711	454,701
China National Medicines, Cl A	153,000	511,336
China Reform Health Management and Services Group, Cl A *	180,000	449,411
China Resources Double Crane Pharmaceutical, Cl A	208,866	383,210
China Resources Sanjiu Medical & Pharmaceutical, Cl A *	195,985	836,636
Chongqing Zhifei Biological Products, Cl A	266,900	1,673,707
Dong-E-E-Jiao, Cl E	130,937	758,608
Guangzhou Baiyunshan Pharmaceutical Holdings, Cl A	281,439	1,677,660
Guizhou Bailing Group Pharmaceutical, Cl A	282,489	406,080
Hangzhou Tigermed Consulting, Cl A *	100,100	1,122,903
Huadong Medicine, Cl A	350,341	1,323,272
Hualan Biological Engineering, Cl A	280,950	1,246,350
Hubei Jumpcan Pharmaceutical, Cl A	163,080	714,439
Jafron Biomedical, Cl A	83,552	757,961
Jiangsu Hengrui Medicine, Cl A	904,746	8,688,089
Jiangsu Yuyue Medical Equipment & Supply, Cl A	200,738	719,070
Jilin Aodong Pharmaceutical Group, Cl A	232,765	555,073
Jinyu Bio-Technology, Cl A *	232,200	530,077
Joincare Pharmaceutical Group Industry, Cl A	388,016	488,337
Jointown Pharmaceutical Group, Cl A	375,877	675,955
Lepu Medical Technology Beijing, Cl A	356,672	1,194,615
Livzon Pharmaceutical Group, Cl A	94,660	457,668
Meinian Onehealth Healthcare Holdings, Cl A *	624,926	1,131,104
Shandong Buchang Pharmaceuticals, Cl A	177,458	665,371
Shanghai Fosun Pharmaceutical Group, Cl A	402,579	1,481,922
Shanghai Pharmaceuticals Holding, Cl A	384,935	1,016,524
Shenzhen Hepalink Pharmaceutical Group, Cl A	208,100	635,533
Shenzhen Kangtai Biological Products, Cl A	128,508	981,620
Shenzhen Mindray Bio-Medical Electronics, Cl A	81,148	1,926,867
Shenzhen Salubris Pharmaceuticals, Cl A	174,526	568,295
Shijiazhuang Yiling Pharmaceutical, Cl A	241,541	406,961
Sichuan Kelun Pharmaceutical, Cl A	288,269	1,246,943
Tasly Pharmaceutical Group, Cl A	302,858	729,274
Tonghua Dongbao Pharmaceutical, Cl A	407,203	912,400
Walvax Biotechnology, Cl A *	307,853	1,270,291
Winning Health Technology Group, Cl A *	324,800	670,110
Yifan Pharmaceutical, Cl A	241,621	430,650
Yunnan Baiyao Group, Cl A	208,532	2,531,026
Zhangzhou Pientzehuang Pharmaceutical, Cl A	120,750	2,023,920
Zhejiang Conba Pharmaceutical, Cl A	534,000	497,250
Zhejiang Huahai Pharmaceutical, Cl A	250,411	513,720

Schedule of Investments (Unaudited) June 30, 2019

KraneShares Bosera MSCI China A Share ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Zhejiang NHU, Cl A *	430,227	$1,207,490
		54,802,763
Industrials — 12.4%
AECC Aero-Engine Control, Cl A	229,400	447,252
AECC Aviation Power, Cl A	450,444	1,488,372
Air China, Cl A	869,436	1,210,607
AVIC Aircraft, Cl A	554,337	1,270,305
AVIC Electromechanical Systems, Cl A	722,490	723,226
AVIC Helicopter, Cl A *	118,000	704,257
AVIC Shenyang Aircraft, Cl A *	186,938	789,584
Beijing New Building Materials, Cl A	338,302	892,393
Beijing Originwater Technology, Cl A	630,792	714,953
China Aerospace Times Electronics, Cl A *	544,400	487,924
China Avionics Systems, Cl A *	293,539	633,802
China Communications Construction, Cl A	638,524	1,051,665
China Eastern Airlines, Cl A	1,963,700	1,791,416
China Gezhouba Group, Cl A	921,864	835,619
China International Marine Containers Group, Cl A	304,721	473,508
China Meheco, Cl A	213,900	419,833
China National Chemical Engineering, Cl A	987,639	865,064
China Railway Construction, Cl A	2,303,042	3,334,100
China Railway Hi-tech Industry, Cl A	444,800	748,776
China Shipbuilding Industry, Cl A	4,733,299	3,829,062
China Southern Airlines, Cl A	1,721,902	1,934,102
China Spacesat, Cl A	236,731	776,704
China State Construction Engineering, Cl A	8,523,606	7,130,909
CMST Development, Cl A	440,400	367,160
Contemporary Amperex Technology, Cl A *	154,999	1,553,373
COSCO Shipping Development, Cl A *	1,588,078	628,484
COSCO SHIPPING Energy Transportation, Cl A	547,800	517,274
COSCO Shipping Holdings, Cl A *	1,291,864	943,570
CRRC, Cl A	4,870,656	5,733,102
Dalian Port PDA, Cl A	1,548,800	479,986
Daqin Railway, Cl A	2,976,410	3,503,442
Dongfang Electric, Cl A	550,726	850,969
Eve Energy, Cl A	171,300	759,173
Fangda Carbon New Material, Cl A *	539,231	964,229
Guangdong LY Intelligent Manufacturing, Cl A *	919,000	792,910
Guangshen Railway, Cl A	1,566,591	736,227
Guangzhou Baiyun International Airport, Cl A	414,309	1,097,108
Guoxuan High-Tech, Cl A	227,600	434,139
Hongfa Technology, Cl A	149,100	527,154
Inner Mongolia First Machinery Group, Cl A	338,300	551,282

Schedule of Investments (Unaudited) June 30, 2019

KraneShares Bosera MSCI China A Share ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Jiangsu Hengli Hydraulic, Cl A	176,537	$806,014
Jiangsu Zhongtian Technology, Cl A	613,900	819,069
Juneyao Airlines, Cl A *	359,820	685,820
Metallurgical Corp of China, Cl A	3,574,221	1,580,915
NARI Technology, Cl A *	917,734	2,488,951
Power Construction Corp of China, Cl A *	2,552,446	1,964,563
Sany Heavy Industry, Cl A	1,561,753	2,972,171
SF Holding, Cl A	235,884	1,165,520
Shanghai Electric Group, Cl A	1,568,560	1,227,827
Shanghai International Airport, Cl A	192,889	2,351,264
Shanghai International Port Group, Cl A	1,701,200	1,688,082
Shanghai M&G Stationery, Cl A	184,239	1,178,668
Shanghai Mechanical and Electrical Industry, Cl A	161,437	389,910
Shanghai Tunnel Engineering, Cl A	629,450	577,889
Shanghai Waigaoqiao Free Trade Zone Group, Cl A *	155,971	476,105
Shenzhen Inovance Technology, Cl A	332,715	1,109,050
Siasun Robot & Automation, Cl A	312,383	692,215
Sinochem International, Cl A	417,079	453,307
Sinotrans, Cl A *	876,900	611,138
Spring Airlines, Cl A	201,550	1,319,620
Suzhou Gold Mantis Construction Decoration, Cl A	535,841	803,800
TangShan Port Group, Cl A	1,186,400	474,698
TBEA, Cl A	743,650	784,441
Tian Di Science & Technology, Cl A	828,600	415,928
Tianjin Port, Cl A	537,625	502,190
Tus-Sound Environmental Resources, Cl A *	286,382	491,262
Weichai Power, Cl A	1,199,422	2,144,754
XCMG Construction Machinery, Cl A	1,568,387	1,017,751
Xiamen C & D, Cl A	567,618	733,370
Xinjiang Goldwind Science & Technology, Cl A	692,415	1,252,251
Zhejiang Chint Electrics, Cl A	430,751	1,447,118
Zhejiang Sanhua Intelligent Controls, Cl A	554,495	851,145
Zhejiang Weixing New Building Materials, Cl A	314,886	797,180
Zhengzhou Yutong Bus, Cl A	443,249	839,677
Zoomlion Heavy Industry Science and Technology, Cl A	1,285,441	1,124,036
		91,230,714
Information Technology — 9.5%
360 Security Technology, Cl A *	270,833	842,487
Aisino, Cl A	372,903	1,250,606
AVIC Jonhon Optronic Technology, Cl A	205,906	1,002,417
Beijing Shiji Information Technology, Cl A	178,018	937,359
Beijing Sinnet Technology, Cl A	308,300	752,247
Beijing Xinwei Technology Group, Cl A (A)(B)(C)	27,410	—

Schedule of Investments (Unaudited) June 30, 2019

KraneShares Bosera MSCI China A Share ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
BOE Technology Group, Cl A	6,779,480	$3,393,192
Chaozhou Three-Circle Group, Cl A	349,003	987,649
China Greatwall Technology Group, Cl A *	587,800	879,177
China National Software & Service, Cl A	109,542	855,393
China TransInfo Technology, Cl A	297,600	740,428
Dawning Information Industry, Cl A	180,237	920,460
DHC Software, Cl A	623,730	634,348
Fiberhome Telecommunication Technologies, Cl A *	233,979	948,444
Focus Media Information Technology, Cl A *	2,938,629	2,261,799
Foxconn Industrial Internet, Cl A	856,912	1,502,370
GCL System Integration Technology, Cl A *	1,014,100	985,623
Gigadevice Semiconductor Beijing, Cl A	57,067	719,876
Glodon, Cl A	225,508	1,079,144
GoerTek, Cl A	649,614	840,254
GRG Banking Equipment, Cl A	486,299	484,672
Guangzhou Haige Communications Group, Cl A	461,865	641,087
Hangzhou Hikvision Digital Technology, Cl A	1,911,551	7,670,679
Hangzhou Silan Microelectronics, Cl A *	262,700	634,486
Hengtong Optic-electric, Cl A	417,175	1,017,293
Holitech Technology, Cl A *	623,910	501,997
Hubei Kaile Science & Technology, Cl A *	143,100	415,996
Hundsun Technologies, Cl A	160,829	1,594,718
Hytera Communications, Cl A	367,800	448,980
Iflytek, Cl A	418,959	2,026,218
Inspur Electronic Information Industry, Cl A	258,100	896,008
Jiangsu Changjiang Electronics Technology, Cl A	320,883	599,934
Lens Technology, Cl A	655,100	664,346
Leyard Optoelectronic, Cl A	509,150	580,044
LONGi Green Energy Technology, Cl A	752,364	2,529,773
Luxshare Precision Industry, Cl A	823,688	2,970,933
MLS, Cl A	213,110	363,400
NAURA Technology Group, Cl A *	91,724	924,180
Newland Digital Technology, Cl A *	209,047	513,721
Ninestar, Cl A	237,200	779,968
O-film Tech, Cl A	543,165	619,586
Sanan Optoelectronics, Cl A *	816,531	1,340,095
Shanghai 2345 Network Holding Group, Cl A	1,156,324	654,460
Shengyi Technology, Cl A	423,916	928,261
Shennan Circuits, Cl A	67,945	1,007,559
Shenzhen Kingdom Sci-Tech, Cl A	170,800	488,071
Shenzhen Sunway Communication, Cl A	195,245	694,564
Suzhou Dongshan Precision Manufacturing, Cl A *	321,592	681,739
Tianjin Zhonghuan Semiconductor, Cl A *	557,600	791,820
Tianma Microelectronics, Cl A	410,011	801,767

Schedule of Investments (Unaudited) June 30, 2019

KraneShares Bosera MSCI China A Share ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Tunghsu Optoelectronic Technology, Cl A	1,097,145	$820,504
Unigroup Guoxin Microelectronics, Cl A	121,459	779,508
Unisplendour, Cl A	228,442	905,725
Venustech Group, Cl A	179,508	702,570
Wangsu Science & Technology, Cl A	487,099	763,993
Westone Information Industry, Cl A *	167,800	596,931
Wuxi Lead Intelligent Equipment, Cl A	176,505	862,879
Yealink Network Technology, Cl A *	50,000	778,917
Yonyou Network Technology, Cl A	499,011	1,951,610
Zhejiang Dahua Technology, Cl A	600,177	1,267,943
ZTE, Cl A *	710,894	3,364,671
		68,594,879
Materials — 7.6%
Aluminum Corp of China, Cl A *	2,834,500	1,616,651
Angang Steel, Cl A	1,066,911	588,330
Anhui Conch Cement, Cl A	800,668	4,834,530
Baoshan Iron & Steel, Cl A	3,716,500	3,514,804
BBMG, Cl A	1,669,508	913,335
Beijing Oriental Yuhong Waterproof Technology, Cl A	298,719	984,864
Beijing Sanju Environmental Protection and New Material, Cl A	470,615	542,991
Chengzhi, Cl A	167,200	399,207
China Jushi, Cl A	701,162	972,221
China Molybdenum, Cl A	3,536,791	2,037,784
China Northern Rare Earth Group High-Tech, Cl A	727,400	1,358,914
Elion Clean Energy, Cl A *	548,400	388,580
GEM, Cl A	831,000	569,476
Guangdong HEC Technology Holding, Cl A	603,400	689,174
Hengli Petrochemical, Cl A	613,531	1,085,485
Hengyi Petrochemical, Cl A	568,951	1,130,783
Hesteel, Cl A *	2,125,959	924,868
Huaxin Cement, Cl A	272,660	803,341
Hunan Valin Steel, Cl A *	1,012,950	703,008
Inner Mongolia BaoTou Steel Union, Cl A	9,126,500	2,244,113
Inner Mongolia Junzheng Energy & Chemical Industry Group, Cl A	1,689,345	808,664
Jiangsu Yangnong Chemical, Cl A *	62,000	493,438
Jiangxi Copper, Cl A	415,471	951,479
Jiangxi Ganfeng Lithium, Cl A *	223,165	760,768
Jinduicheng Molybdenum, Cl A	538,279	524,730
Lomon Billions Group, Cl A	406,782	877,721
Luxi Chemical Group, Cl A	293,300	464,296
Maanshan Iron & Steel, Cl A	1,194,800	592,793
Nanjing Iron & Steel, Cl A	885,400	450,880

Schedule of Investments (Unaudited) June 30, 2019

KraneShares Bosera MSCI China A Share ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
Ningbo Shanshan, Cl A	224,774	$348,297
Rongsheng Petro Chemical, Cl A	587,725	1,031,276
Sansteel Minguang Fujian, Cl A	490,850	664,179
Shandong Gold Mining, Cl A *	383,337	2,296,229
Shandong Hualu Hengsheng Chemical, Cl A	325,657	704,098
Shandong Sun Paper Industry JSC, Cl A	518,800	514,044
Shanying International Holding, Cl A	917,900	450,069
Shenghe Resources Holding, Cl A	351,395	565,463
Shenzhen Zhongjin Lingnan Nonfemet, Cl A	714,693	487,692
Sichuan Hebang Biotechnology	1,768,100	488,781
Sinopec Shanghai Petrochemical, Cl A	1,222,704	917,962
Tangshan Jidong Cement, Cl A	269,819	691,330
Tangshan Sanyou Chemical Industries, Cl A	413,300	340,358
Tianqi Lithium, Cl A	228,628	840,930
Tongkun Group, Cl A	364,800	823,228
Tongling Nonferrous Metals Group, Cl A	2,107,500	754,321
Transfar Zhilian, Cl A	652,279	714,631
Western Mining, Cl A	477,101	442,879
Xiamen Tungsten, Cl A *	282,970	589,161
Xinjiang Zhongtai Chemical, Cl A	429,700	497,659
Xinxing Ductile Iron Pipes, Cl A *	799,000	516,159
Xinyu Iron & Steel, Cl A	638,400	464,426
Yintai Resources, Cl A	397,072	762,022
Yunnan Energy New Material *	79,081	537,907
Yunnan Tin, Cl A *	334,105	542,988
Zhejiang Huayou Cobalt, Cl A	215,959	669,589
Zhejiang Jiahua Energy Chemical Industry, Cl A	286,873	482,504
Zhejiang Juhua, Cl A	549,570	568,521
Zhejiang Longsheng Group, Cl A	651,356	1,494,527
Zhongjin Gold, Cl A	690,937	1,032,435
Zijin Mining Group, Cl A *	3,462,402	1,899,208
		55,360,101
Real Estate — 4.7%
Beijing Capital Development, Cl A *	516,426	670,986
China Fortune Land Development, Cl A *	601,290	2,849,413
China Merchants Shekou Industrial Zone Holdings, Cl A *	1,318,677	4,009,945
China Vanke, Cl A	1,976,859	7,998,901
Financial Street Holdings, Cl A	598,359	682,545
Gemdale, Cl A	903,807	1,568,808
Grandjoy Holdings Group, Cl A	655,029	611,856
Greenland Holdings, Cl A	1,624,141	1,613,980
Jiangsu Zhongnan Construction Group, Cl A	742,700	935,804
Jinke Properties Group, Cl A	1,069,041	937,919

Schedule of Investments (Unaudited) June 30, 2019

KraneShares Bosera MSCI China A Share ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — continued
Oceanwide Holdings, Cl A	693,563	$563,085
Poly Developments and Holdings Group, Cl A	2,426,190	4,504,319
RiseSun Real Estate Development, Cl A	995,693	1,360,331
Seazen Holdings, Cl A	465,365	2,695,501
Sichuan Languang Development, Cl A	597,408	540,649
Tahoe Group, Cl A	249,190	598,230
Xinhu Zhongbao, Cl A	1,721,668	786,561
Yango Group, Cl A	810,880	764,514
Zhejiang China Commodities City Group, Cl A	1,089,756	653,251
		34,346,598
Utilities — 2.6%
Chengdu Xingrong Environment, Cl A	597,855	395,786
China National Nuclear Power, Cl A	2,596,966	2,100,848
China Yangtze Power, Cl A *	2,982,663	7,768,030
GD Power Development, Cl A	3,934,200	1,453,931
Huadian Power International, Cl A	1,358,985	745,435
Huaneng Power International, Cl A	954,097	864,837
Hubei Energy Group, Cl A	868,600	548,483
Inner Mongolia MengDian HuaNeng Thermal Power, Cl A *	1,162,800	531,237
SDIC Power Holdings, Cl A	1,358,548	1,535,853
Shenergy, Cl A	1,055,894	923,312
Shenzhen Energy Group, Cl A	661,464	596,694
Sichuan Chuantou Energy, Cl A	881,325	1,141,247
		18,605,693
TOTAL COMMON STOCK
(Cost $725,824,216)		724,186,009

TOTAL INVESTMENTS — 99.5%
(Cost $725,824,216)		724,186,009
OTHER ASSETS LESS LIABILITIES – 0.5%		3,499,297
NET ASSETS - 100%		$727,685,306

‡	Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.
*	Non-income producing security.
(A)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Board of Trustees. The total value of such securities as of June 30, 2019 was $0 and represents 0.0% of Net Assets.
(B)	Level 3 security in accordance with fair value hierarchy.
(C)	Security considered illiquid. The total value of such securities as of June 30, 2019 was $0 and represents 0.0% of Net Assets.

Cl — Class

Schedule of Investments (Unaudited) June 30, 2019

KraneShares Bosera MSCI China A Share ETF

The following summarizes the market value of the Fund’s investments, as of June 30, 2019, based on the inputs used to value them:

Investments in Securities	Level 1	Level 2	Level 3^	Total
Common Stock
China
Communication Services	$13,112,078	$—	$—	$13,112,078
Consumer Discretionary	53,536,184	—	—	53,536,184
Consumer Staples	105,567,095	—	—	105,567,095
Energy	17,643,060	—	—	17,643,060
Financials	211,386,844	—	—	211,386,844
Health Care	54,802,763	—	—	54,802,763
Industrials	91,230,714	—	—	91,230,714
Information Technology	68,594,879	—	—	68,594,879
Materials	55,360,101	—	—	55,360,101
Real Estate	34,346,598	—	—	34,346,598
Utilities	18,605,693	—	—	18,605,693
Total Common Stock	724,186,009	—	—	724,186,009
Total Investments in Securities	$724,186,009	$—	$—	$724,186,009

^	A reconciliation of Level 3 investments, including certain disclosures related to significant inputs used in valuing Level 3 investments is only presented when the Fund has over 1% of Level 3 investments at the beginning and/or end of the period in relation to net assets.

For period ended June 30, 2019, there have been no transfers between Level 1, Level 2 or Level 3 investments. Transfers between levels are recognized at period end.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

KRS-QH-003-1100

Schedule of Investments (Unaudited) June 30, 2019

KraneShares E Fund China Commercial Paper ETF

	Face Amount(A)	Value
COMMERCIAL PAPER — 94.5%
CHINA — 94.5%
Consumer Discretionary — 2.9%
Beijing Tourism Group
3.170%, 12/06/2019	4,000,000	$582,522

Consumer Staples — 3.6%
China National Cereals, Oils and Foodstuffs Corporation
2.680%, 11/30/2019	5,000,000	726,801

Energy — 23.4%
China Energy Cons
3.500%, 10/14/2019	4,000,000	582,769
Chongqing Water Asset Management
3.250%, 02/11/2020	3,000,000	436,606
GD Power Development
3.280%, 05/22/2020	3,000,000	436,927
Guangdong Energy
2.600%, 11/20/2019	5,000,000	726,764
Huaneng Lancang River Hydropower
2.940%, 08/09/2019	5,000,000	727,705
Nanjing Railway Construction Investment
3.830%, 11/05/2019	3,000,000	437,437
Shaanxi Coal and Chemicals
3.240%, 11/24/2019	6,000,000	873,469
Yanchang Petroleum Group
2.430%, 10/16/2019	3,000,000	435,973
		4,657,650
Financials — 6.5%
Beijing State-Owned Assets Management First Harbor Engineering
2.950%, 11/18/2019	5,000,000	727,266
Central Huijin Investment
3.430%, 08/06/2019	4,000,000	582,494
		1,309,760
Health Care — 3.6%
SinoPharm Group
3.070%, 11/17/2019	5,000,000	727,620

Industrials — 27.7%
Anhui Transportation Holding Group
2.730%, 12/13/2019	4,000,000	581,293

Schedule of Investments (Unaudited) June 30, 2019

KraneShares E Fund China Commercial Paper ETF

	Face Amount(A)	Value
COMMERCIAL PAPER — continued
Industrials — continued
First Harbor Engineering
3.380%, 09/06/2019	5,000,000	$728,117
China Southern Airlines
2.300%, 10/22/2019	5,000,000	726,251
Nanjing Yangzi State-Owned Assets Investment Group
4.450%, 07/19/2019	3,000,000	436,832
Rizhao Port Group
4.600%, 07/23/2019	2,000,000	291,186
Shaanxi Construction Engineering Group
3.750%, 09/09/2019	7,000,000	1,019,677
Tianjin Infrastructure Construction & Investment Group
3.300%, 01/09/2020	5,000,000	726,844
Xiamen ITG Group
3.000%, 11/25/2019	5,000,000	727,207
Zhejiang Geely Holding Group
3.490%, 10/22/2019	2,000,000	291,119
		5,528,526
Materials — 18.8%
Aluminum Corporation of China
3.770%, 07/09/2019	4,000,000	582,089
Anshan Iron And Steel Group
4.000%, 08/20/2019	4,000,000	582,858
China National Chemical
2.900%, 10/27/2019	5,000,000	727,178
Jiangsu Shagang Group
3.290%, 11/22/2019	5,000,000	726,915
Shougang Group
3.140%, 11/15/2019	5,000,000	727,512
South Cement
3.790%, 07/12/2019	3,000,000	436,609
		3,783,161
Real Estate — 5.1%
Beijing Capital Development
3.790%, 09/01/2019	4,000,000	582,523
Gemdale
4.070%, 08/25/2019	3,000,000	437,262
		1,019,785

Schedule of Investments (Unaudited) June 30, 2019

KraneShares E Fund China Commercial Paper ETF

	Face Amount(A)/Shares	Value
COMMERCIAL PAPER — continued
Utilities — 2.9%
China Datang Corporation
3.450%, 07/19/2019	4,000,000	$582,186
TOTAL COMMERCIAL PAPER
(Cost $19,067,183)		18,918,011

SHORT-TERM INVESTMENTS(B)(C) — 3.4%
China Universal Express Income Money Market Fund, 2.238%	385	56
E Fund Money Market Fund, 3.356%*	4,582,568	666,736
Fortune SGAM Xianjin Tianyi Money Market Fund, 2.630%	161,464	23,494
Xianjinbao Real-Time Redemption Money Market Fund, 2.100%	3,501	509
TOTAL SHORT-TERM INVESTMENTS
(Cost $666,831)		690,795

TOTAL INVESTMENTS — 97.9%
(Cost $19,734,014)		19,608,806
OTHER ASSETS LESS LIABILITIES – 2.1%		418,573
NET ASSETS - 100%		$20,027,379

* Affiliated investment is a Chinese investment company which is managed by E Fund Management (Hong Kong) Co., Limited (the “Sub-Adviser”) or an affiliate of the Sub-Adviser or which is distributed by an affiliate of the Fund’s distributor. Transactions with affiliated companies during the period ended June 30, 2019 are as follows:

Value of Shares Held as of 3/31/19	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value of Shares Held as of 6/30/19	Number of Shares Held as of 6/30/19	Dividend Income	Capital Gains Distributions
E Fund Money Market Fund
$384,215	$577,627	$(307,190)	$9,176	$2,908	$666,736	$4,582,568	$-	$-

‡	Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.
(A)	In CNY unless otherwise indicated.
(B)	The rate shown is the 7-day effective yield as of June 30, 2019.
(C)	Class not available.

CNY — Chinese Yuan

Ltd. — Limited

Schedule of Investments (Unaudited) June 30, 2019

KraneShares E Fund China Commercial Paper ETF

The following summarizes the market value of the Fund’s investments, as of June 30, 2019, based on the inputs used to value them:

Investments in Securities	Level 1	Level 2	Level 3	Total
Commercial Paper	$—	$18,918,011	$—	$18,918,011
Short-Term Investments	690,795	—	—	690,795
Total Investments in Securities	$690,795	$18,918,011	$—	$19,608,806

For the period ended June 30, 2019, there have been no transfers between Level 1, Level 2 or Level 3 investments. Transfers between levels are recognized at period end.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

KRS-QH-004-1000

Schedule of Investments (Unaudited) June 30, 2019

KraneShares MSCI All China Index ETF

	Shares	Value
COMMON STOCK — 99.2%‡
CHINA — 89.5%
Communication Services — 15.6%
58.com ADR *	296	$18,402
Autohome ADR *	178	15,240
Baidu ADR *	720	84,499
China Mobile	15,972	145,460
China Telecom, Cl H	36,000	18,109
China Unicom Hong Kong	14,000	15,358
Momo ADR *	280	10,024
NetEase ADR	284	72,639
Shanghai Oriental Pearl Group, Cl A	6,740	10,336
SINA *	240	10,351
Tencent Holdings	16,058	724,743
Tencent Music Entertainment Group ADR *	1	15
Weibo ADR *	176	7,665
YY ADR *	171	11,917
		1,144,758
Consumer Discretionary — 18.5%
Alibaba Group Holding ADR *	3,983	674,919
ANTA Sports Products	6,000	41,203
BAIC Motor, Cl H	9,500	5,958
Brilliance China Automotive Holdings	14,000	15,483
BYD, Cl A	1,900	14,021
BYD, Cl H	3,000	18,106
China Grand Automotive Services, Cl A	10,200	6,619
China International Travel Service, Cl A	1,800	23,217
Chongqing Changan Automobile, Cl A	15,700	15,145
Ctrip.com International ADR *	1,195	44,108
Dongfeng Motor Group, Cl H	12,000	9,830
Fuyao Glass Industry Group, Cl A	6,600	21,827
Geely Automobile Holdings	13,000	22,231
Great Wall Motor, Cl H	18,500	13,237
Gree Electric Appliances of Zhuhai, Cl A	3,000	24,007
Guangzhou Automobile Group, Cl H	14,000	14,945
Huayu Automotive Systems, Cl A	3,700	11,628
Huazhu Group ADR	411	14,899
JD.com ADR *	1,951	59,096
Midea Group, Cl A	5,400	40,746
NavInfo, Cl A	5,400	12,649
New Oriental Education & Technology Group ADR *	481	46,455
Qingdao Haier, Cl A	6,700	16,855
SAIC Motor, Cl A	5,557	20,618
Shenzhen Overseas Chinese Town, Cl A	14,400	14,561
Shenzhou International Group Holdings	3,000	41,242
Suning.com, Cl A	10,300	17,204

Schedule of Investments (Unaudited) June 30, 2019

KraneShares MSCI All China Index ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Suofeiya Home Collection, Cl A	2,500	$6,751
TAL Education Group ADR *	952	36,271
Vipshop Holdings ADR *	1,543	13,316
Yum China Holdings	889	41,072
		1,358,219
Consumer Staples — 6.6%
Anhui Gujing Distillery, Cl A	700	12,070
China Mengniu Dairy	7,000	27,104
China Resources Beer Holdings	10,000	47,488
Foshan Haitian Flavouring & Food, Cl A	1,900	29,027
Guangdong Haid Group, Cl A	3,700	16,635
Henan Shuanghui Investment & Development, Cl A	3,700	13,399
Inner Mongolia Yili Industrial Group, Cl A	6,000	29,166
Jiangsu Yanghe Brewery Joint-Stock, Cl A	1,200	21,224
Kweichow Moutai, Cl A	1,000	143,169
Luzhou Laojiao, Cl A	1,800	21,169
Muyuan Foodstuff, Cl A	2,900	24,806
New Hope Liuhe, Cl A	16,900	42,711
Shanxi Xinghuacun Fen Wine Factory, Cl A	700	7,032
Tingyi Cayman Islands Holding	10,000	16,691
Want Want China Holdings	18,000	14,630
Yonghui Superstores, Cl A	12,600	18,718
		485,039
Energy — 3.0%
China Oilfield Services, Cl H	12,000	11,874
China Petroleum & Chemical, Cl A	22,200	17,668
China Petroleum & Chemical, Cl H	50,500	34,324
China Shenhua Energy, Cl H	9,000	18,847
CNOOC	37,826	64,685
Offshore Oil Engineering, Cl A	15,100	12,303
PetroChina, Cl A	11,500	11,512
PetroChina, Cl H	51,984	28,679
Shaanxi Coal Industry, Cl A	9,600	12,906
Shanxi Lu'an Environmental Energy Development, Cl A	6,000	6,931
		219,729
Financials — 20.1%
Agricultural Bank of China, Cl A	21,000	11,000
Agricultural Bank of China, Cl H	84,397	35,325
Anxin Trust, Cl A *	9,567	7,029
AVIC Capital, Cl A	18,100	14,274
Bank of Beijing, Cl A	23,400	20,121
Bank of China, Cl A	24,700	13,441
Bank of China, Cl H	175,396	74,087
Bank of Communications, Cl A	36,000	32,056

Schedule of Investments (Unaudited) June 30, 2019

KraneShares MSCI All China Index ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Bank of Communications, Cl H	5,000	$3,795
Bank of Hangzhou, Cl A	11,500	13,938
Bank of Jiangsu, Cl A	18,700	19,753
Bank of Nanjing, Cl A	12,100	14,542
Bank of Ningbo, Cl A	5,500	19,398
Bank of Shanghai, Cl A	12,080	20,828
Changjiang Securities, Cl A	17,500	19,886
China CITIC Bank, Cl H	25,000	14,240
China Construction Bank, Cl A	10,300	11,150
China Construction Bank, Cl H	257,000	221,390
China Everbright Bank, Cl A	45,000	24,945
China Life Insurance, Cl H	18,483	45,518
China Merchants Bank, Cl A	12,000	62,820
China Merchants Securities, Cl A	7,800	19,395
China Minsheng Banking, Cl A	22,800	21,065
China Pacific Insurance Group, Cl A	4,300	22,842
CITIC Securities, Cl A	9,000	31,179
Everbright Securities, Cl A	8,400	13,957
Founder Securities, Cl A	14,400	14,897
GF Securities, Cl A *	4,300	8,596
Guosen Securities, Cl A	9,600	18,381
Guotai Junan Securities, Cl A	6,600	17,621
Haitong Securities, Cl A	10,200	21,059
Huatai Securities, Cl A	4,900	15,913
Huaxia Bank, Cl A	15,700	17,589
Hubei Biocause Pharmaceutical, Cl A	10,300	9,726
Industrial & Commercial Bank of China, Cl A	42,000	35,993
Industrial Bank, Cl A	16,300	43,376
Industrial Securities, Cl A	22,169	21,740
New China Life Insurance, Cl A	1,800	14,412
New China Life Insurance, Cl H	3,700	17,997
Noah Holdings ADR *	171	7,276
Orient Securities, Cl A	11,400	17,715
PICC Property & Casualty, Cl H	15,510	16,736
Ping An Bank, Cl A	16,891	33,865
Ping An Insurance Group of China, Cl A	7,200	92,826
Ping An Insurance Group of China, Cl H	15,000	180,096
Shanghai Pudong Development Bank, Cl A	24,000	40,786
Shenwan Hongyuan Group, Cl A	27,100	19,754
		1,474,328
Health Care — 5.1%
3SBio *	6,000	10,307
Alibaba Health Information Technology *	14,000	13,404
Beijing Tongrentang, Cl A	3,044	12,844
Changchun High & New Technology Industry Group, Cl A	500	24,589

Schedule of Investments (Unaudited) June 30, 2019

KraneShares MSCI All China Index ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
China Medical System Holdings	7,000	$6,415
China Traditional Chinese Medicine Holdings	14,000	6,809
CSPC Pharmaceutical Group	12,000	19,353
Dong-E-E-Jiao, Cl E	2,400	13,905
Genscript Biotech *	10,000	25,114
Guangzhou Baiyunshan Pharmaceutical Holdings, Cl A	1,900	11,326
Huadong Medicine, Cl A	2,280	8,612
Hualan Biological Engineering, Cl A	3,600	15,970
Jiangsu Hengrui Medicine, Cl A	3,600	34,570
Meinian Onehealth Healthcare Holdings, Cl A	4,800	8,688
Shanghai Fosun Pharmaceutical Group, Cl A	3,100	11,411
Shanghai Fosun Pharmaceutical Group, Cl H	2,500	7,568
Shanghai Pharmaceuticals Holding, Cl A	6,000	15,844
Sichuan Kelun Pharmaceutical, Cl A	1,900	8,219
Sino Biopharmaceutical	18,000	18,409
Sinopharm Group, Cl H	4,800	16,896
Tasly Pharmaceutical Group, Cl A	3,000	7,224
Tong Ren Tang Technologies, Cl H	7,000	8,342
Tonghua Dongbao Pharmaceutical, Cl A	4,200	9,411
Wuxi Biologics Cayman *	2,500	22,448
Yunnan Baiyao Group, Cl A	1,200	14,565
Zhangzhou Pientzehuang Pharmaceutical, Cl A	600	10,057
Zhejiang NHU, Cl A	3,600	10,104
		372,404
Industrials — 8.2%
51job ADR *	113	8,531
AECC Aviation Power, Cl A	3,100	10,243
AVIC Aircraft, Cl A	4,300	9,854
AVIC Electromechanical Systems, Cl A	6,000	6,006
AVIC Shenyang Aircraft, Cl A *	1,900	8,025
Beijing Capital International Airport, Cl H	10,000	8,768
China Communications Construction, Cl H	24,000	21,473
China Conch Venture Holdings	6,000	21,197
China Eastern Airlines, Cl A *	20,500	18,701
China Everbright International	12,323	11,373
China Gezhouba Group, Cl A	8,500	7,705
China Merchants Port Holdings	10,000	16,998
China Railway Construction, Cl A	8,500	12,305
China Railway Construction, Cl H	9,500	11,649
China Railway Group, Cl H	18,000	13,686
China Southern Airlines, Cl A	7,900	8,874
China State Construction Engineering, Cl A	33,000	27,608
China State Construction International Holdings	12,000	12,319
CITIC	12,780	18,419
COSCO Shipping Development, Cl A	49,200	19,471

Schedule of Investments (Unaudited) June 30, 2019

KraneShares MSCI All China Index ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
COSCO Shipping Holdings, Cl A *	22,800	$16,653
CRRC, Cl A	16,800	19,775
CRRC, Cl H	13,000	10,866
Daqin Railway, Cl A	13,900	16,361
Fosun International	9,000	11,958
Guangzhou Baiyun International Airport, Cl A	6,000	15,888
Jiangsu Expressway, Cl H	12,000	17,080
Metallurgical Corp of China, Cl A	34,200	15,127
Ningbo Zhoushan Port, Cl A	6,500	4,152
Power Construction Corp of China, Cl A	15,700	12,084
Sany Heavy Industry, Cl A	10,800	20,553
Shanghai Electric Group, Cl H	38,000	13,765
Shanghai International Airport, Cl A	1,200	14,628
Shanghai International Port Group, Cl A	10,800	10,717
Suzhou Gold Mantis Construction Decoration, Cl A	6,700	10,051
Weichai Power, Cl A	20,988	37,530
Xinjiang Goldwind Science & Technology, Cl A	8,449	15,280
Zhejiang Chint Electrics, Cl A	3,000	10,079
Zhejiang Sanhua Intelligent Controls, Cl A	6,240	9,578
Zhengzhou Yutong Bus, Cl A	5,444	10,313
Zhuzhou CRRC Times Electric, Cl H	2,400	12,641
Zoomlion Heavy Industry Science and Technology, Cl A	30,600	26,758
		605,042
Information Technology — 3.9%
AAC Technologies Holdings	3,000	17,031
Aisino, Cl A	3,100	10,396
BOE Technology Group, Cl A	39,100	19,570
DHC Software, Cl A	7,900	8,034
Focus Media Information Technology, Cl A	11,500	8,851
GDS Holdings ADR *	233	8,754
Hanergy Thin Film Power Group *(A)(B)	4,364	6
Hangzhou Hikvision Digital Technology, Cl A	8,309	33,342
Hengtong Optic-electric, Cl A	3,100	7,559
Iflytek, Cl A *	2,500	12,091
Kingdee International Software Group	12,000	12,979
Kingsoft *	6,000	12,979
Lenovo Group	14,000	10,842
LONGi Green Energy Technology, Cl A	4,680	15,736
Luxshare Precision Industry, Cl A	5,500	19,838
O-film Tech, Cl A *	5,382	6,139
Sanan Optoelectronics, Cl A	6,600	10,832
Sunny Optical Technology Group	1,900	19,626
Tianma Microelectronics, Cl A	6,000	11,733
TravelSky Technology, Cl H	5,000	10,048
Unigroup Guoxin Microelectronics, Cl A	1,300	8,343

Schedule of Investments (Unaudited) June 30, 2019

KraneShares MSCI All China Index ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Yonyou Network Technology, Cl A	3,250	$12,711
Zhejiang Dahua Technology, Cl A	4,200	8,873
		286,313
Materials — 3.0%
Angang Steel, Cl A	19,470	10,736
Anhui Conch Cement, Cl A	3,000	18,114
Anhui Conch Cement, Cl H	3,000	18,797
Baoshan Iron & Steel, Cl A	15,100	14,281
BBMG, Cl A	23,400	12,802
China Molybdenum, Cl H	39,000	12,330
China National Building Material, Cl H	14,000	12,275
China Northern Rare Earth Group High-Tech, Cl A	8,500	15,880
Hesteel, Cl A	26,400	11,485
Inner Mongolia BaoTou Steel Union, Cl A	52,900	13,008
Jiangxi Ganfeng Lithium, Cl A	1,800	6,136
Rongsheng Petro Chemical, Cl A	6,100	10,704
Shandong Hualu Hengsheng Chemical, Cl A	3,600	7,783
Sinopec Shanghai Petrochemical, Cl A	27,100	20,346
Tianqi Lithium, Cl A	1,800	6,621
Zhejiang Huayou Cobalt, Cl A	780	2,418
Zhejiang Longsheng Group, Cl A	9,000	20,650
Zijin Mining Group, Cl A	15,100	8,283
		222,649
Real Estate — 3.5%
China Fortune Land Development, Cl A	3,600	17,060
China Merchants Shekou Industrial Zone Holdings, Cl A	7,200	21,894
China Overseas Land & Investment	12,839	47,330
China Resources Land	12,214	53,781
China Vanke, Cl A	7,143	28,902
China Vanke, Cl H	3,700	13,876
Gemdale, Cl A	8,400	14,581
Greenland Holdings, Cl A	14,400	14,310
Poly Developments and Holdings Group, Cl A	10,300	19,122
Seazen Holdings, Cl A	2,400	13,901
Xinhu Zhongbao, Cl A	25,300	11,559
		256,316
Utilities — 2.0%
Beijing Enterprises Water Group	24,000	14,254
China Longyuan Power Group, Cl H	12,000	7,695
China National Nuclear Power, Cl A	19,300	15,613
China Yangtze Power, Cl A	9,600	25,002
ENN Energy Holdings	482	4,689
Guangdong Investment	12,000	23,747
Huadian Power International, Cl A	20,400	11,190

Schedule of Investments (Unaudited) June 30, 2019

KraneShares MSCI All China Index ETF

	Shares	Value
COMMON STOCK — continued
Utilities — continued
Huaneng Power International, Cl H	13,077	$7,700
Hubei Energy Group, Cl A	21,100	13,324
SDIC Power Holdings, Cl A	10,800	12,209
Sichuan Chuantou Energy, Cl A	10,900	14,115
		149,538
TOTAL CHINA		6,574,335

HONG KONG — 9.7%
Communication Services — 0.4%
Alibaba Pictures Group *	120,000	25,805

Consumer Discretionary — 0.3%
China First Capital Group *	14,000	4,175
Haier Electronics Group	6,000	16,589
		20,764
Consumer Staples — 0.1%
Sun Art Retail Group	9,000	8,525

Energy — 0.2%
Yanzhou Coal Mining, Cl H	12,000	11,213

Financials — 4.5%
China Cinda Asset Management, Cl H	4,504	1,038
China Galaxy Securities, Cl H	30,500	18,076
China Huarong Asset Management, Cl H	49,000	8,530
China International Capital, Cl H	5,200	10,490
China Merchants Bank, Cl H	9,500	47,363
China Minsheng Banking, Cl H	27,500	19,043
China Pacific Insurance Group, Cl H	8,600	33,630
China Taiping Insurance Holdings	5,000	13,376
CITIC Securities, Cl H	6,000	12,503
Far East Horizon	7,000	7,159
GF Securities, Cl H *	12,000	14,269
Huatai Securities, Cl H	7,400	12,730
Industrial & Commercial Bank of China, Cl H	171,441	125,084
People's Insurance Group of China, Cl H	19,452	7,594
		330,885
Industrials — 0.2%
Fullshare Holdings *	30,000	1,862
Shenzhen International Holdings	7,016	13,920
		15,782
Information Technology — 0.4%
Kingboard Holdings	3,500	9,744
Meitu *	15,000	4,838

Schedule of Investments (Unaudited) June 30, 2019

KraneShares MSCI All China Index ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Semiconductor Manufacturing International *	15,000	$16,704
		31,286
Materials — 0.3%
China Resources Cement Holdings	12,000	11,628
Nine Dragons Paper Holdings	12,000	10,644
		22,272
Real Estate — 2.2%
China Evergrande Group *	6,000	16,819
China Jinmao Holdings Group	24,000	14,592
CIFI Holdings Group	24,000	15,821
Country Garden Holdings	25,000	38,016
Guangzhou R&F Properties	5,200	9,997
KWG Group Holdings	6,500	6,598
Longfor Group Holdings	6,000	22,618
Shimao Property Holdings	3,500	10,662
Sunac China Holdings	6,000	29,491
		164,614
Utilities — 1.1%
China Gas Holdings	5,000	18,592
China Resources Gas Group	10,000	49,600
China Resources Power Holdings	10,000	14,592
		82,784
TOTAL HONG KONG		713,930
TOTAL COMMON STOCK
(Cost $6,968,837)		7,288,265

TOTAL INVESTMENTS — 99.2%
(Cost $6,968,837)		7,288,265
OTHER ASSETS LESS LIABILITIES – 0.8%		62,357
NET ASSETS - 100%		$7,350,622

‡	Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.
*	Non-income producing security.
(A)	Security is fair valued using methods determined in good faith by the Fair Value Committee appointed by the Board of Trustees. The total value of such securities as of June 30, 2019 was $6 and represents 0.0% of Net Assets.
(B)	Level 3 security in accordance with fair value hierarchy.
(C)	Security considered illiquid. The total value of such securities as of June 30, 2019 was $6 and represents 0.0% of Net Assets.

ADR — American Depositary Receipt

Cl — Class

Schedule of Investments (Unaudited) June 30, 2019

KraneShares MSCI All China Index ETF

The following summarizes the market value of the Fund’s investments used as of June 30, 2019, based on the inputs used to value them:

Investments in Securities	Level 1	Level 2	Level 3^	Total
Common Stock
China
Communication Services	$1,144,758	$—	$—	$1,144,758
Consumer Discretionary	1,358,219	—	—	1,358,219
Consumer Staples	485,039	—	—	485,039
Energy	219,729	—	—	219,729
Financials	1,474,328	—	—	1,474,328
Health Care	372,404	—	—	372,404
Industrials	605,042	—	—	605,042
Information Technology	286,307	—	6	286,313
Materials	222,649	—	—	222,649
Real Estate	256,316	—	—	256,316
Utilities	149,538	—	—	149,538
Hong Kong	713,930	—	—	713,930
Total Common Stock	7,288,259	—	6	7,288,265
Total Investments in Securities	$7,288,259	$—	$6	$7,288,265

^	A reconciliation of Level 3 investments, including certain disclosures related to significant inputs used in valuing Level 3 investments is only presented when the Fund has over 1% of Level 3 investments at the beginning and/or end of the period in relation to net assets.

For the period ended June 30, 2019, there have been no transfers between Level 1 and Level 2 investments.

For the period ended June 30, 2019, there have been no transfers between Level 2 and Level 3 investments.

For the period ended June 30, 2019, the transfers in and out of Level 3 occurred due to a halt in trading of these securities. Transfers between levels are recognized at period end.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

KRS-QH-011-0300

Schedule of Investments (Unaudited) June 30, 2019

KraneShares MSCI One Belt One Road Index ETF

	Shares	Value
COMMON STOCK — 99.0%‡
CHINA — 37.7%
Energy — 0.2%
Guanghui Energy, Cl A	100,700	$52,159

Financials — 4.0%
Bank of Chengdu, Cl A *	52,200	67,063
Bank of Guiyang, Cl A	46,627	58,683
Bank of Hangzhou, Cl A	74,100	89,808
Bank of Jiangsu, Cl A	166,455	175,828
Bank of Nanjing, Cl A	121,191	145,648
Bank of Ningbo, Cl A	76,146	268,555
Chongqing Rural Commercial Bank, Cl H	117,425	63,879
		869,464
Industrials — 19.4%
Beijing New Building Materials, Cl A	25,308	66,759
China Communications Construction, Cl H	214,000	191,470
China Conch Venture Holdings	79,500	280,858
China Gezhouba Group, Cl A *	66,750	60,505
China Railway Construction, Cl H	96,500	118,332
China Railway Group, Cl H	184,500	140,279
China Railway Hi-tech Industry, Cl A	32,276	54,333
China Shipbuilding Industry, Cl A	336,700	272,378
China State Construction Engineering, Cl A	608,379	508,974
Contemporary Amperex Technology, Cl A *	10,600	106,231
CRRC, Cl H	213,850	178,744
Daqin Railway, Cl A	215,632	253,814
Dongfang Electric, Cl A	39,700	61,344
Guangdong LY Intelligent Manufacturing, Cl A *	71,200	61,431
Inner Mongolia First Machinery Group, Cl A	24,800	40,413
Jiangsu Expressway, Cl H	60,000	85,401
Jiangsu Zhongtian Technology, Cl A	45,249	60,372
Metallurgical Corp of China, Cl A	261,000	115,443
NARI Technology, Cl A *	67,000	181,708
Ningbo Zhoushan Port, Cl A	101,001	64,513
Shanghai Construction Group, Cl A *	132,200	72,323
Shanghai Electric Group, Cl H	130,000	47,091
Shanghai International Port Group, Cl A	122,010	121,069
Shanghai Tunnel Engineering, Cl A	46,100	42,324
Shenzhen Inovance Technology, Cl A	24,200	80,667
Siasun Robot & Automation, Cl A	22,800	50,523
Suzhou Gold Mantis Construction Decoration, Cl A	39,219	58,832
TBEA, Cl A	54,275	57,252
XCMG Construction Machinery, Cl A	114,148	74,072

Schedule of Investments (Unaudited) June 30, 2019

KraneShares MSCI One Belt One Road Index ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Xinjiang Goldwind Science & Technology, Cl A	49,344	$89,240
Yangzijiang Shipbuilding Holdings	104,500	118,175
Zhejiang Expressway, Cl H	70,000	73,741
Zhejiang Weixing New Building Materials, Cl A	23,040	58,329
Zhengzhou Yutong Bus, Cl A	32,297	61,182
Zhuzhou CRRC Times Electric, Cl H	26,800	141,161
Zoomlion Heavy Industry Science and Technology, Cl A	90,457	79,099
		4,128,382
Materials — 4.3%
Anhui Conch Cement, Cl H	63,000	394,733
BBMG, Cl A	121,500	66,469
Beijing Oriental Yuhong Waterproof Technology, Cl A	21,724	71,623
China National Building Material, Cl H	187,000	163,961
China Northern Rare Earth Group High-Tech, Cl A	57,224	106,904
Huaxin Cement, Cl A	19,600	57,748
Yunnan Chihong Zinc & Germanium, Cl A	76,359	56,439
		917,877
Utilities — 9.8%
Beijing Enterprises Holdings	24,500	124,499
CGN Power, Cl H	514,875	141,694
China Longyuan Power Group, Cl H	154,000	98,757
China National Nuclear Power, Cl A	189,942	153,656
China Yangtze Power, Cl A *	212,443	553,285
ENN Energy Holdings	38,800	377,447
GD Power Development, Cl A	286,300	105,806
Huadian Power International, Cl A	98,442	53,997
Huaneng Power International, Cl H	179,000	105,395
Huaneng Renewables, Cl H	232,860	64,083
SDIC Power Holdings, Cl A	99,006	111,928
Shenergy, Cl A	66,619	58,254
Sichuan Chuantou Energy, Cl A	64,084	82,984
Zhejiang Zheneng Electric Power, Cl A	132,741	85,365
		2,117,150
TOTAL CHINA		8,085,032

HONG KONG — 5.2%
Industrials — 1.2%
China Communications Services, Cl H	110,000	85,325
Shenzhen International Holdings	51,310	101,799
Sinotruk Hong Kong	33,500	57,974
		245,098

Schedule of Investments (Unaudited) June 30, 2019

KraneShares MSCI One Belt One Road Index ETF

	Shares	Value
COMMON STOCK — continued
Materials — 0.5%
China Resources Cement Holdings	118,000	$114,337

Utilities — 3.5%
China Gas Holdings	94,000	349,529
China Power International Development	214,000	52,319
China Resources Gas Group	43,500	215,760
China Resources Power Holdings	92,635	135,173
		752,781
TOTAL HONG KONG		1,112,216

INDIA — 3.3%
Industrials — 0.6%
AIA Engineering *	4,957	128,798

Materials — 2.7%
Hindalco Industries	152,956	458,796
PI Industries	7,301	124,084
		582,880
TOTAL INDIA		711,678

INDONESIA — 4.0%
Energy — 1.3%
Adaro Energy	1,956,600	188,354
Bukit Asam	385,400	80,749
		269,103
Materials — 2.7%
Barito Pacific	712,200	161,824
Indah Kiat Pulp & Paper	382,400	253,760
Pabrik Kertas Tjiwi Kimia	191,500	170,456
		586,040
TOTAL INDONESIA		855,143

ISRAEL — 2.3%
Materials — 2.3%
Israel Chemicals	94,760	496,576
TOTAL ISRAEL		496,576

JORDAN — 0.4%
Financials — 0.4%
Arab Bank	11,250	94,887
TOTAL JORDAN		94,887

Schedule of Investments (Unaudited) June 30, 2019

KraneShares MSCI One Belt One Road Index ETF

	Shares	Value
COMMON STOCK — continued
KAZAKHSTAN — 1.4%
Energy — 1.4%
KazMunaiGas Exploration Production GDR *(A)(B)(C)	27,720	$293,832
TOTAL KAZAKHSTAN		293,832

KUWAIT — 1.5%
Industrials — 1.5%
Agility Public Warehousing KSC	130,724	330,041
TOTAL KUWAIT		330,041

MALAYSIA — 5.2%
Energy — 0.3%
Sapura Energy	1,002,400	72,769

Industrials — 0.9%
Sime Darby	358,300	195,949

Materials — 4.0%
Petronas Chemicals Group	319,100	648,624
Press Metal Aluminium Holdings	189,600	201,873
		850,497
TOTAL MALAYSIA		1,119,215

PHILIPPINES — 4.7%
Industrials — 4.7%
DMCI Holdings	551,800	110,931
International Container Terminal Services	135,900	388,324
JG Summit Holdings	389,700	512,653
TOTAL PHILIPPINES		1,011,908

POLAND — 2.4%
Materials — 2.4%
KGHM Polska Miedz	18,313	508,258
TOTAL POLAND		508,258

RUSSIA — 11.2%
Energy — 5.3%
Rosneft	148,180	973,771
Transneft	58	152,138
		1,125,909

Schedule of Investments (Unaudited) June 30, 2019

KraneShares MSCI One Belt One Road Index ETF

	Shares	Value
COMMON STOCK — continued
Materials — 5.9%
MMC Norilsk Nickel PJSC	5,621	$1,275,074
TOTAL RUSSIA		2,400,983

SINGAPORE — 9.0%
Financials — 5.6%
Oversea-Chinese Banking	142,000	1,196,496

Industrials — 3.4%
Hutchison Port Holdings Trust, Cl U	223,300	51,359
Keppel	63,400	312,091
Singapore Airlines	23,400	160,330
Singapore Technologies Engineering	67,800	207,467
		731,247
TOTAL SINGAPORE		1,927,743

SOUTH AFRICA — 5.6%
Materials — 5.6%
Anglo American Platinum	7,271	431,545
Impala Platinum Holdings *	94,754	468,688
Kumba Iron Ore	8,446	299,106
TOTAL SOUTH AFRICA		1,199,339

THAILAND — 4.0%
Energy — 1.1%
IRPC	1,465,200	238,885

Materials — 2.9%
PTT Global Chemical	292,000	609,375
TOTAL THAILAND		848,260

TURKEY — 0.8%
Industrials — 0.8%
Turk Hava Yollari AO *	73,101	162,910
TOTAL TURKEY		162,910

Schedule of Investments (Unaudited) June 30, 2019

KraneShares MSCI One Belt One Road Index ETF

	Shares	Value
COMMON STOCK — continued
UNITED KINGDOM — 0.3%
Energy — 0.3%
NAC Kazatomprom JSC GDR	5,233	$74,832
TOTAL UNITED KINGDOM		74,832
TOTAL COMMON STOCK
(Cost $21,987,086)		21,232,853

TOTAL INVESTMENTS — 99.0%
(Cost $21,987,086)		21,232,853
OTHER ASSETS LESS LIABILITIES – 1.0%		203,733
NET ASSETS - 100%		$21,436,586

‡	Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.
*	Non-income producing security.
(A)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Board of Trustees. The total value of such securities as of June 30, 2019 was $293,832 and represents 1.4% of Net Assets.
(B)	Level 3 security in accordance with fair value hierarchy.
(C)	Security considered illiquid. The total value of such securities as of June 30, 2019 was $293,832 and represents 1.4% of Net Assets.

Cl — Class

GDR — Global Depositary Receipt

PJSC — Public Joint-Stock Company

The following summarizes the market value of the Fund’s investments used as of June 30, 2019, based on the inputs used to value them:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock
China	$8,085,032	$—	$—	$8,085,032
Hong Kong	1,112,216	—	—	1,112,216
India	711,678	—	—	711,678
Indonesia	855,143	—	—	855,143
Israel	496,576	—	—	496,576
Jordan	94,887	—	—	94,887
Kazakhstan
Energy	—	—	293,832	293,832
Kuwait	330,041	—	—	330,041
Malaysia	1,119,215	—	—	1,119,215
Philippines	1,011,908	—	—	1,011,908
Poland	508,258	—	—	508,258
Russia	2,400,983	—	—	2,400,983
Singapore	1,927,743	—	—	1,927,743
South Africa	1,199,339	—	—	1,199,339
Thailand	848,260	—	—	848,260
Turkey	162,910	—	—	162,910
United Kingdom	74,832	—	—	74,832
Total Common Stock	20,939,021	—	293,832	21,232,853
Total Investments in Securities	$20,939,021	$—	$293,832	$21,232,853

Schedule of Investments (Unaudited) June 30, 2019

KraneShares MSCI One Belt One Road Index ETF

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining value:

Common Stock
Beginning balance as March 31, 2019	$293,832
Accrued discounts/premiums	—
Realized gain/(loss)	—
Change in unrealized appreciation/(depreciation)	—
Purchases	—
Sales	—
Transfer into Level 3	—
Transfer out of Level 3	—
Ending balance as of June 30, 2019	$293,832

For the period ended June 30, 2019, there have been no transfers between Level 1, Level 2 or Level 3 investments. Transfers between levels are recognized at period end.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

KRS-QH-006-0400

Schedule of Investments (Unaudited) June 30, 2019

KraneShares Emerging Markets Consumer Technology Index ETF

	Shares	Value
COMMON STOCK — 99.0%‡
ARGENTINA — 3.4%
Consumer Discretionary — 3.4%
MercadoLibre *	1,455	$890,125
TOTAL ARGENTINA		890,125

BRAZIL — 6.3%
Communication Services — 0.6%
Smiles Fidelidade	15,200	165,895

Consumer Discretionary — 3.2%
B2W Cia Digital *	73,170	625,620
CVC Brasil Operadora e Agencia de Viagens	14,926	195,228
		820,848
Information Technology — 2.5%
Cielo	372,080	653,359
TOTAL BRAZIL		1,640,102

CHINA — 39.3%
Communication Services — 22.5%
58.com ADR *	10,310	640,973
Autohome ADR *	6,877	588,809
Baidu ADR *	7,641	896,748
China Telecom, Cl H	1,264,000	635,843
iQIYI ADR *	33,902	700,076
NetEase ADR	3,277	838,158
Tencent Holdings	19,875	897,014
Weibo ADR *	14,149	616,189
		5,813,810
Consumer Discretionary — 16.8%
Alibaba Group Holding ADR *	5,436	921,130
Ctrip.com International ADR *	24,434	901,859
JD.com ADR *	31,652	958,739
New Oriental Education & Technology Group ADR *	9,716	938,371
TAL Education Group ADR *	16,974	646,710
		4,366,809
TOTAL CHINA		10,180,619

GREECE — 5.0%
Communication Services — 2.6%
Hellenic Telecommunications Organization	44,674	661,370

Consumer Discretionary — 2.4%
OPAP	56,006	628,227
TOTAL GREECE		1,289,597

Schedule of Investments (Unaudited) June 30, 2019

KraneShares Emerging Markets Consumer Technology Index ETF

	Shares	Value
COMMON STOCK — continued
INDIA — 0.7%
Consumer Discretionary — 0.7%
MakeMyTrip *	7,413	$183,842
TOTAL INDIA		183,842

MALAYSIA — 3.4%
Communication Services — 2.7%
Telekom Malaysia	731,500	708,046

Information Technology — 0.7%
My EG Services	522,900	187,270
TOTAL MALAYSIA		895,316

MEXICO — 2.2%
Communication Services — 2.2%
Grupo Televisa	333,400	562,271
TOTAL MEXICO		562,271

POLAND — 3.4%
Communication Services — 0.8%
Orange Polska *	110,013	197,210

Consumer Discretionary — 2.6%
Cyfrowy Polsat	84,544	674,684
TOTAL POLAND		871,894

PUERTO RICO — 0.8%
Information Technology — 0.8%
EVERTEC	6,399	209,247
TOTAL PUERTO RICO		209,247

RUSSIA — 2.6%
Information Technology — 2.6%
Mail.Ru Group GDR *	26,561	677,837
TOTAL RUSSIA		677,837

SOUTH AFRICA — 3.5%
Consumer Discretionary — 3.5%
Naspers, Cl N	3,706	898,696
TOTAL SOUTH AFRICA		898,696

SOUTH KOREA — 19.9%
Communication Services — 11.6%
Kakao	5,989	682,071

Schedule of Investments (Unaudited) June 30, 2019

KraneShares Emerging Markets Consumer Technology Index ETF

	Shares	Value
COMMON STOCK — continued
Communication Services — continued
KT ADR	50,947	$630,214
NAVER	9,249	913,165
NCSoft	1,590	656,848
Studio Dragon *	2,738	161,247
		3,043,545
Consumer Discretionary — 0.7%
DoubleUGames	3,283	175,999

Consumer Staples — 0.8%
Orion Holdings	13,791	204,838

Financials — 0.8%
Daou Technology	10,575	198,742

Health Care — 0.7%
Celltrion Pharm *	4,202	174,864

Information Technology — 5.3%
Com2uSCorp	2,236	196,557
Douzone Bizon	3,136	168,934
Netmarble * (A)	6,169	603,730
NHN Entertainment *	2,813	188,321
Pearl Abyss *	1,089	200,229
		1,357,771
TOTAL SOUTH KOREA		5,155,759

TAIWAN — 2.2%
Information Technology — 2.2%
Wistron NeWeb	83,000	195,612
WPG Holdings	149,880	194,712
WT Microelectronics	141,000	181,360
TOTAL TAIWAN		571,684

THAILAND — 2.9%
Communication Services — 2.9%
Intouch Holdings	363,437	743,643
TOTAL THAILAND		743,643

UNITED STATES — 3.4%
Information Technology — 3.4%
Pagseguro Digital, Cl A *	17,330	675,350

Schedule of Investments (Unaudited) June 30, 2019

KraneShares Emerging Markets Consumer Technology Index ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
QIWI ADR	9,949	$194,702
TOTAL UNITED STATES		870,052

TOTAL COMMON STOCK
(Cost $27,278,983)		25,640,684

PREFERRED STOCK — 0.8%
BRAZIL— 0.8%
Communication Services — 0.8%
Oi *(B)	451,800	194,505
TOTAL PREFERRED STOCK
(Cost $193,024)		194,505

SHORT-TERM INVESTMENT(C)(D) — 1.8%
Invesco Government & Agency Portfolio, Cl Institutional, 2.270%	473,524	473,524
TOTAL SHORT-TERM INVESTMENT
(Cost $473,524)		473,524

TOTAL INVESTMENTS — 101.6%
(Cost $27,945,531)		26,308,713
OTHER ASSETS LESS LIABILITIES – (1.6)%		(413,510)
NET ASSETS - 100%		$25,895,203

‡	Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.
*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at June 30, 2019. The total market value of securities on loan at June 30, 2019 was $450,946.
(B)	Currently, no stated interest rate.
(C)	The rate shown is the 7-day effective yield as of June 30, 2019.
(D)	This security was purchased with cash collateral held from securities on loan. The total value of such security as of June 30, 2019 was $473,524.

ADR — American Depositary Receipt
Cl — Class
GDR — Global Depositary Receipt

As of June 30, 2019, all of the Fund's investments were considered Level 1 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. GAAP.

For the period ended June 30, 2019, there have been no transfers between Level 1, Level 2 or Level 3 investments. Transfers between levels are recognized at period end.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

KRS-QH-007-0400

Schedule of Investments (Unaudited) June 30, 2019

KraneShares MSCI China Environment Index ETF

	Shares	Value
COMMON STOCK — 99.1%‡
CHINA — 71.3%
Consumer Discretionary — 12.4%
BYD, Cl A	4,100	$30,256
BYD, Cl H	49,500	298,743
Tianneng Power International	103,885	83,640
Yadea Group Holdings	158,694	50,579
		463,218
Consumer Staples — 0.9%
NVC Lighting Holding *	391,000	32,531

Industrials — 22.9%
Capital Environment Holdings *	722,000	20,331
China Conch Venture Holdings	101,500	358,579
China Everbright International	297,216	274,295
CT Environmental Group *(A)(B)(C)	329,000	13,476
Dynagreen Environmental Protection Group, Cl H	55,000	25,907
Tus-Sound Environmental Resources, Cl A	6,400	10,979
Xinjiang Goldwind Science & Technology, Cl A	15,335	27,733
Xinjiang Goldwind Science & Technology, Cl H	115,204	125,932
		857,232
Information Technology — 9.2%
JinkoSolar Holding ADR *	4,880	105,847
LONGi Green Energy Technology, Cl A	16,530	55,581
Sanan Optoelectronics, Cl A	19,200	31,511
Xinyi Solar Holdings	312,000	153,754
		346,693
Real Estate — 9.1%
China Vanke, Cl A	14,600	59,076
China Vanke, Cl H	75,300	282,405
		341,481
Utilities — 16.8%
Beijing Enterprises Water Group	310,500	184,412
China Datang Renewable Power, Cl H	361,000	38,353
China Everbright Water	64,614	15,999
China Longyuan Power Group, Cl H	261,800	167,887
China Power Clean Energy Development	63,000	43,384
Huaneng Renewables, Cl H	656,000	180,531
		630,566
TOTAL CHINA		2,671,721

HONG KONG — 27.8%
Industrials — 2.8%
China High Speed Transmission Equipment Group	52,000	33,946

Schedule of Investments (Unaudited) June 30, 2019

KraneShares MSCI China Environment Index ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Fullshare Holdings *	1,172,500	$72,789
		106,735
Information Technology — 7.8%
China Railway Signal & Communication, Cl H *	217,000	157,768
GCL-Poly Energy Holdings *	1,908,000	105,016
Wasion Holdings	79,000	28,920
		291,704
Real Estate — 12.8%
China Merchants Land	180,000	26,266
Shimao Property Holdings	60,500	184,307
SOHO China	314,500	111,106
Yuexiu Real Estate Investment Trust †	234,000	159,944
		481,623
Utilities — 4.4%
Canvest Environmental Protection Group	94,000	44,037
China Everbright Greentech	43,000	27,960
Concord New Energy Group	900,000	43,200
GCL New Energy Holdings *	852,000	32,717
Panda Green Energy Group *	578,000	16,721
		164,635
TOTAL HONG KONG		1,044,697
TOTAL COMMON STOCK
(Cost $3,783,052)		3,716,418

TOTAL INVESTMENTS — 99.1%
(Cost $3,783,052)		3,716,418
OTHER ASSETS LESS LIABILITIES – 0.9%		32,740
NET ASSETS - 100%		$3,749,158

‡	Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.
*	Non-income producing security.
†	Real Estate Investment Trust
(A)	Level 3 security in accordance with fair value hierarchy.
(B)	Security considered illiquid. The total value of such securities as of June 30, 2019 was $13,476 and represents 0.4% of Net Assets.
(C)	Security is fair valued using methods determined in good faith by the Fair Value Committee appointed by the Board of Trustees. The total value of such securities as of June 30, 2019 was $13,476 and represents 0.4% of Net Assets.

ADR — American Depositary Receipt
Cl — Class

Schedule of Investments (Unaudited) June 30, 2019

KraneShares MSCI China Environment Index ETF

The following summarizes the market value of the Fund’s investments, as of June 30, 2019, based on the inputs used to value them:

Investments in Securities	Level 1	Level 2	Level 3^	Total
Common Stock
China
Consumer Discretionary	$463,218	$—	$—	$463,218
Consumer Staples	32,531	—	—	32,531
Industrials	843,756	—	13,476	857,232
Information Technology	346,693	—	—	346,693
Real Estate	341,481	—	—	341,481
Utilities	630,566	—	—	630,566
Hong Kong	1,044,697	—	—	1,044,697
Total Common Stock	3,702,942	—	13,476	3,716,418
Total Investments in Securities	$3,702,942	$—	$13,476	$3,716,418

^	A reconciliation of Level 3 investments, including certain disclosures related to significant inputs used in valuing Level 3 investments is only presented when the Fund has over 1% of Level 3 investments at the beginning and/or end of the period in relation to net assets.

For the period ended June 30, 2019, there have been no transfers between Level 1 and Level 2 investments.

For the period ended June 30, 2019, there have been no transfers between Level 2 and Level 3 investments.

For the period ended June 30, 2019, the transfer in and out of level 3 occurred due to a halt in trading of these securities. Transfers between levels are recognized at period end.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

KRS-QH-008-0400

Schedule of Investments (Unaudited) June 30, 2019

KraneShares Electric Vehicles and Future Mobility Index ETF

	Shares	Value
COMMON STOCK — 96.2%‡
AUSTRIA — 1.4%
Information Technology — 1.4%
ams	12,217	$479,533
TOTAL AUSTRIA		479,533

CANADA — 1.6%
Materials — 1.6%
First Quantum Minerals	57,794	550,187
TOTAL CANADA		550,187

CHILE — 3.5%
Materials — 3.5%
Antofagasta	58,254	689,205
Sociedad Quimica y Minera de Chile ADR (A)	14,915	464,006
TOTAL CHILE		1,153,211

CHINA — 22.2%
Communication Services — 1.9%
Baidu ADR *	5,516	647,358

Consumer Discretionary — 12.9%
Brilliance China Automotive Holdings	450,000	497,664
BYD, Cl H (A)	80,000	482,816
Changzhou Xingyu Automotive Lighting Systems, Cl A	36	414
China Shipbuilding Industry Group Power, Cl A	142,746	490,565
Dongfeng Motor Group, Cl H	502,000	411,238
Guangdong Dongfang Precision Science & Technology, Cl A	661,200	370,380
Huizhou Desay Sv Automotive, Cl A	119,900	390,770
Kuang-Chi Technologies, Cl A	318,492	430,494
Ningbo Joyson Electronic, Cl A *	128,843	400,420
NIO ADR * (A)	158,629	404,504
Zotye Automobile, Cl A *	629,200	385,411
		4,264,676
Industrials — 4.7%
Camel Group, Cl A	263,905	416,612
Guoxuan High-Tech, Cl A	193,989	370,027
Jiangxi Special Electric Motor, Cl A *	550,306	389,930
Zhejiang Narada Power Source, Cl A *	238,100	391,463
		1,568,032
Information Technology — 2.7%
GoerTek, Cl A	348,428	450,680

Schedule of Investments (Unaudited) June 30, 2019

KraneShares Electric Vehicles and Future Mobility Index ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Shanghai Belling, Cl A	196,000	$463,408
		914,088
TOTAL CHINA		7,394,154

FRANCE — 2.5%
Consumer Discretionary — 1.7%
Valeo	17,166	559,089

Information Technology — 0.8%
STMicroelectronics	15,832	281,259
TOTAL FRANCE		840,348

GERMANY — 10.6%
Consumer Discretionary — 8.5%
Bayerische Motoren Werke	15,801	1,171,239
Daimler	20,703	1,153,480
Hella GmbH & KGaA	10,564	523,075
		2,847,794
Information Technology — 2.1%
Infineon Technologies	39,455	698,680
TOTAL GERMANY		3,546,474

JAPAN — 2.6%
Industrials — 1.2%
GS Yuasa	21,300	410,817

Materials — 1.4%
Hitachi Chemical	17,000	461,685
TOTAL JAPAN		872,502

NETHERLANDS — 2.0%
Information Technology — 2.0%
NXP Semiconductors	6,921	675,559
TOTAL NETHERLANDS		675,559

PERU — 2.0%
Materials — 2.0%
Southern Copper	16,803	652,797
TOTAL PERU		652,797

Schedule of Investments (Unaudited) June 30, 2019

KraneShares Electric Vehicles and Future Mobility Index ETF

	Shares	Value
COMMON STOCK — continued
SOUTH KOREA — 1.9%
Information Technology — 1.9%
Samsung SDI	3,165	$648,268
TOTAL SOUTH KOREA		648,268

SWITZERLAND — 1.3%
Information Technology — 1.3%
STMicroelectronics	24,003	426,419
TOTAL SWITZERLAND		426,419

TAIWAN — 2.5%
Consumer Discretionary — 1.2%
Cub Elecparts	50,000	405,673

Information Technology — 1.3%
Parade Technologies	25,000	424,991
TOTAL TAIWAN		830,664

UNITED KINGDOM — 1.3%
Information Technology — 1.3%
Dialog Semiconductor *	11,012	444,684
TOTAL UNITED KINGDOM		444,684

UNITED STATES — 40.8%
Communication Services — 3.3%
Alphabet, Cl A *	1,003	1,086,048

Consumer Discretionary — 11.4%
Delphi Automotive	8,322	672,667
General Motors	30,708	1,183,179
Gentherm *	10,084	421,814
Tesla * (A)	4,909	1,096,965
Visteon *	7,411	434,136
		3,808,761
Industrials — 1.3%
EnerSys	6,278	430,043

Information Technology — 21.9%
Advanced Micro Devices *	37,300	1,132,801
Ambarella *	9,372	413,586
Analog Devices	10,471	1,181,862
Cirrus Logic *	9,670	422,579
Maxim Integrated Products	11,158	667,472

Schedule of Investments (Unaudited) June 30, 2019

KraneShares Electric Vehicles and Future Mobility Index ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
MaxLinear, Cl A *	17,680	$414,419
NVIDIA	7,547	1,239,444
Skyworks Solutions	8,748	675,958
Texas Instruments	10,247	1,175,946
		7,324,067
Materials — 2.9%
Albemarle	6,583	463,509
FMC	5,895	488,990
		952,499
TOTAL UNITED STATES		13,601,418

TOTAL COMMON STOCK
(Cost $34,787,068)		32,116,218

PREFERRED STOCK — 3.5%
GERMANY— 3.5%
Consumer Discretionary — 3.5%
Volkswagen (B)	6,963	1,175,302
TOTAL PREFERRED STOCK
(Cost $1,178,242)		1,175,302

SHORT-TERM INVESTMENT(C)(D) — 6.4%
Invesco Government & Agency Portfolio, Cl Institutional, 2.270%	2,140,294	2,140,294
TOTAL SHORT-TERM INVESTMENT
(Cost $2,140,294)		2,140,294

TOTAL INVESTMENTS — 106.1%
(Cost $38,105,604)		35,431,814
OTHER ASSETS LESS LIABILITIES – (6.1)%		(2,041,746)
NET ASSETS - 100%		$33,390,068

‡	Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.
*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at June 30, 2019. The total market value of securities on loan at June 30, 2019 was $2,080,402.
(B)	Currently, no stated interest rate.
(C)	The rate shown is the 7-day effective yield as of June 30, 2019.
(D)	This security was purchased with cash collateral held from securities on loan. The total value of such security as of June 30, 2019 was $2,140,294.

ADR — American Depositary Receipt

Cl — Class

As of June 30, 2019, all of the Fund's investments were considered Level 1 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. GAAP.

Schedule of Investments (Unaudited) June 30, 2019

KraneShares Electric Vehicles and Future Mobility Index ETF

For the period ended June 30, 2019, there have been no transfers between Level 1, Level 2 or Level 3 investments. Transfers between levels are recognized at period end.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

KRS-QH-009-0300

Schedule of Investments (Unaudited) June 30, 2019

KraneShares MSCI All China Health Care Index ETF

	Shares	Value
COMMON STOCK — 99.7%‡
CHINA — 98.4%
Health Care — 98.4%
3SBio *	200,500	$344,411
Aier Eye Hospital Group, Cl A	153,230	690,459
Alibaba Health Information Technology *	580,000	555,315
Beijing SL Pharmaceutical, Cl A	34,135	117,012
Beijing Tiantan Biological Products, Cl A	51,158	187,944
Beijing Tongrentang, Cl A	68,068	287,207
BGI Genomics, Cl A	20,000	165,983
Changchun High & New Technology Industry Group, Cl A	8,600	422,930
Chengdu Kanghong Pharmaceutical Group, Cl A	29,310	140,388
China Medical System Holdings	220,000	201,626
China National Accord Medicines, Cl A	18,932	115,223
China National Medicines, Cl A	38,055	127,182
China Reform Health Management and Services Group, Cl A *	44,500	111,104
China Resources Double Crane Pharmaceutical, Cl A	51,307	94,134
China Resources Pharmaceutical Group	256,000	288,686
China Resources Sanjiu Medical & Pharmaceutical, Cl A	48,709	207,933
China Traditional Chinese Medicine Holdings	382,000	185,805
Chongqing Zhifei Biological Products, Cl A	65,900	413,254
CSPC Pharmaceutical Group	774,000	1,248,306
Dong-E-E-Jiao, Cl A	3,600	20,857
Dong-E-E-Jiao, Cl E	29,214	169,257
Genscript Biotech *	152,000	381,727
Guangzhou Baiyunshan Pharmaceutical Holdings, Cl A	69,646	415,160
Guizhou Bailing Group Pharmaceutical, Cl A	69,800	100,338
Hangzhou Tigermed Consulting, Cl A	23,700	265,862
Huadong Medicine, Cl A	88,722	335,112
Hualan Biological Engineering, Cl A	71,064	315,254
Hubei Jumpcan Pharmaceutical, Cl A	40,375	176,879
Humanwell Healthcare Group, Cl A *	66,270	101,242
Hutchison China MediTech ADR * (A)	8,992	197,824
Jafron Biomedical, Cl A	20,500	185,970
Jiangsu Hengrui Medicine, Cl A	216,609	2,080,052
Jiangsu Yuyue Medical Equipment & Supply, Cl A	49,510	177,351
Jilin Aodong Pharmaceutical Group, Cl A	57,611	137,385
Jinyu Bio-Technology, Cl A	55,968	127,766
Joincare Pharmaceutical Group Industry, Cl A	96,948	122,014
Jointown Pharmaceutical Group, Cl A	93,350	167,875
Lepu Medical Technology Beijing, Cl A	87,100	291,727
Livzon Pharmaceutical Group, Cl A	23,416	113,213
Luye Pharma Group	190,000	137,651
Meinian Onehealth Healthcare Holdings, Cl A	156,092	282,524
Shandong Buchang Pharmaceuticals, Cl A	43,992	164,946
Shandong Weigao Group Medical Polymer, Cl H	336,000	304,497
Shanghai Fosun Pharmaceutical Group, Cl A	99,959	367,957

Schedule of Investments (Unaudited) June 30, 2019

KraneShares MSCI All China Health Care Index ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Shanghai Fosun Pharmaceutical Group, Cl H	86,000	$260,339
Shanghai Pharmaceuticals Holding, Cl A	95,394	251,914
Shanghai Pharmaceuticals Holding, Cl H	136,800	268,960
Shenzhen Hepalink Pharmaceutical Group, Cl A	51,628	157,671
Shenzhen Kangtai Biological Products, Cl A	32,500	248,254
Shenzhen Mindray Bio-Medical Electronics, Cl A	19,700	467,779
Shenzhen Salubris Pharmaceuticals, Cl A	43,043	140,158
Shijiazhuang Yiling Pharmaceutical, Cl A	59,625	100,459
Sichuan Kelun Pharmaceutical, Cl A	72,500	313,607
Sihuan Pharmaceutical Holdings Group	615,000	138,547
Sino Biopharmaceutical	1,139,500	1,165,389
Sinopharm Group, Cl H	195,200	687,104
SSY Group	248,000	224,113
Tasly Pharmaceutical Group, Cl A	74,952	180,482
Tong Ren Tang Technologies, Cl H	98,000	116,785
Tonghua Dongbao Pharmaceutical, Cl A	101,791	228,079
Walvax Biotechnology, Cl A	75,100	309,884
Winning Health Technology Group, Cl A	80,100	165,258
Wuxi Biologics Cayman *	91,500	821,597
Yifan Pharmaceutical, Cl A	60,839	108,436
Yunnan Baiyao Group, Cl A	48,165	584,595
Zhangzhou Pientzehuang Pharmaceutical, Cl A	29,823	499,870
Zhejiang Conba Pharmaceutical, Cl A	134,500	125,244
Zhejiang Huahai Pharmaceutical, Cl A *	61,816	126,816
Zhejiang NHU, Cl A	106,833	299,841
TOTAL CHINA		21,036,523

HONG KONG — 1.3%
Health Care — 1.3%
WuXi AppTec, Cl H	32,200	282,330
TOTAL HONG KONG		282,330
TOTAL COMMON STOCK
(Cost $20,681,025)		21,318,853

SHORT-TERM INVESTMENT(B)(C) — 0.3%
Invesco Government & Agency Portfolio, Cl Institutional, 2.270%	62,000	62,000
TOTAL SHORT-TERM INVESTMENT
(Cost $62,000)		62,000

TOTAL INVESTMENTS — 100.0%
(Cost $20,743,025)		21,380,853
OTHER ASSETS LESS LIABILITIES – (0.0)%		(9,370)
NET ASSETS - 100%		$21,371,483

‡	Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.
*	Non-income producing security.

Schedule of Investments (Unaudited) June 30, 2019

KraneShares MSCI All China Health Care Index ETF

(A)	This security or a partial position of this security is on loan at June 30, 2019. The total market value of securities on loan at June 30, 2019 was $60,400.
(B)	The rate shown is the 7-day effective yield as of June 30, 2019.
(C)	This security was purchased with cash collateral held from securities on loan. The total value of such security as of June 30, 2019 was $62,000.

ADR — American Depositary Receipt
Cl — Class

As of June 30, 2019, all of the Fund's investments were considered Level 1 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. GAAP.

For the period ended June 30, 2019, there have been no transfers between Level 1, Level 2 or Level 3 investments. Transfers between levels are recognized at period end.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

KRS-QH-010-0300

Schedule of Investments (Unaudited) June 30, 2019

KraneShares CCBS China Corporate High Yield Bond USD Index ETF

	Face Amount	Value
CORPORATE OBLIGATIONS — 97.9%
CHINA — 74.0%
Consumer Discretionary — 1.5%
Baoxin Auto Finance I
5.625%, VAR US Treas Yield Curve Rate T Note Const Mat 3 Yr+8.909%, 10/30/2020‡	$200,000	$179,548

Financials — 25.5%
Bank of Communications
5.000%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+3.344%, 07/29/2020‡	600,000	603,720
CCB Life Insurance
4.500%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+2.680%, 04/21/2022	300,000	288,800
CFLD Cayman Investment
9.000%, 07/31/2021	200,000	208,765
China Construction Bank
4.650%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+2.974%, 12/16/2020‡	400,000	403,760
China Life Insurance
4.000%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+2.294%, 07/03/2020	200,000	200,100
China Reinsurance Finance
3.375%, 03/09/2022	400,000	399,504
Chong Hing Bank
6.500%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+4.628%, 09/25/2019‡	300,000	300,390
Fortune Star BVI
5.950%, 01/29/2023	200,000	199,064
Industrial & Commercial Bank of China
6.000%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+4.382%, 12/10/2019‡	300,000	302,336
Westwood Group Holdings
5.375%, 10/19/2023	200,000	211,850
		3,118,289
Industrials — 4.1%
CNAC HK Synbridge
5.000%, 05/05/2020	300,000	301,513
Huzhou City Investment Development Group
4.875%, 12/20/2020	200,000	200,797
		502,310

Schedule of Investments (Unaudited) June 30, 2019

KraneShares CCBS China Corporate High Yield Bond USD Index ETF

	Face Amount	Value
CORPORATE OBLIGATIONS — continued
Materials — 2.0%
Chinalco Capital Holdings
4.250%, 04/21/2022	$250,000	$248,724

Real Estate — 34.7%
Central China Real Estate
8.750%, 01/23/2021	200,000	207,300
Central Plaza Development
7.125%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+10.532%, 12/02/2019‡	200,000	202,479
China Aoyuan Group
7.950%, 09/07/2021	200,000	208,310
China Evergrande Group
7.500%, 06/28/2023	400,000	358,184
China SCE Group Holdings
5.875%, 03/10/2022	200,000	197,036
CIFI Holdings Group
7.750%, 06/05/2020	200,000	203,750
Country Garden Holdings
8.000%, 01/27/2024	400,000	433,497
Fantasia Holdings Group
7.950%, 07/05/2022	200,000	178,000
Franshion Brilliant
5.750%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+3.859%, 01/17/2022‡	200,000	190,093
Kaisa Group Holdings
8.500%, 06/30/2022	200,000	190,560
Logan Property Holdings
5.250%, 02/23/2023	200,000	190,824
New Metro Global
7.125%, 05/23/2021	200,000	204,262
Ronshine China Holdings
8.250%, 02/01/2021	200,000	203,010
Shui On Development Holding
6.400%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+7.627%, 06/20/2022‡	200,000	198,321
Sunac China Holdings
8.350%, 04/19/2023	200,000	204,755
Times China Holdings
6.600%, 03/02/2023	200,000	199,024
Well Hope Development
3.875%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+6.927%, 10/19/2022‡	200,000	195,566

Schedule of Investments (Unaudited) June 30, 2019

KraneShares CCBS China Corporate High Yield Bond USD Index ETF

	Face Amount	Value
CORPORATE OBLIGATIONS — continued
Real Estate — continued
Wuhan Real Estate Development & Investment Group
5.700%, 08/09/2021	$250,000	$255,115
Yuzhou Properties
8.500%, 02/04/2023	200,000	205,544
		4,225,630
Utilities — 6.2%
Huaneng Hong Kong Capital
3.600%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+6.596%, 10/30/2022‡	200,000	195,792
Lenovo Group
4.750%, 03/29/2023	200,000	201,526
Nuoxi Capital
5.350%, 01/24/2023	200,000	177,521
Tsinghua Unic
5.375%, 01/31/2023	200,000	191,023
		765,862
TOTAL CHINA		9,040,363

HONG KONG — 23.9%
Financials — 12.6%
Bank of East Asia
5.500%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+3.834%, 12/02/2020‡	250,000	249,351
China CITIC Bank International
7.100%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+4.151%, 11/06/2023‡	200,000	210,137
CMB Wing Lung Bank
6.500%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+3.948%, 01/24/2024‡	250,000	260,956
Industrial & Commercial Bank of China Asia
4.250%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+3.135%, 07/21/2021‡	300,000	297,753
Nanyang Commercial Bank
5.000%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+3.205%, 06/02/2022‡	350,000	340,972
Sun Hung Kai & BVI
4.650%, 09/08/2022	200,000	198,793
		1,557,962

Schedule of Investments (Unaudited) June 30, 2019

KraneShares CCBS China Corporate High Yield Bond USD Index ETF

	Face Amount	Value
CORPORATE OBLIGATIONS — continued
Industrials — 1.7%
Celestial Miles
5.750%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+8.205%, 01/31/2024‡	$200,000	$208,904

Real Estate — 5.4%
HLP Finance
4.750%, 06/25/2022	200,000	210,234
NWD Finance BVI
5.750%, 10/05/2021‡	250,000	248,388
WTT Investment
5.500%, 11/21/2022	200,000	206,553
		665,175
Utilities — 4.2%
OVPH
5.875%, 03/01/2021‡	500,000	509,400
TOTAL HONG KONG		2,941,441
TOTAL CORPORATE OBLIGATIONS
(Cost $11,759,491)		11,981,804

TOTAL INVESTMENTS — 97.9%
(Cost $11,759,491)		11,981,804
OTHER ASSETS LESS LIABILITIES – 2.1%		262,341
NET ASSETS - 100%		$12,244,145

‡	Perpetual Bond - Maturity Date listed represents the next call date.

VAR — Variable Rate

As of June 30, 2019, all of the Fund's investments were considered Level 2 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. GAAP.

For the period ended June 30, 2019, there have been no transfers between Level 1, Level 2 or Level 3 investments. Transfers between levels are recognized at period end.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

KRS-QH-012-0300

Schedule of Investments (Unaudited) June 30, 2019

KraneShares Emerging Markets Healthcare Index ETF

	Shares	Value
COMMON STOCK — 99.5%‡
BRAZIL — 7.1%
Health Care — 7.1%
Fleury	1,300	$7,323
Hapvida Participacoes e Investimentos	2,800	28,587
Notre Dame Intermedica Participacoes	2,000	20,879
Odontoprev	2,400	11,434
Qualicorp Consultoria e Corretora de Seguros	1,100	6,650
TOTAL BRAZIL		74,873

CHINA — 35.2%
Health Care — 35.2%
3SBio *	6,500	11,165
Aier Eye Hospital Group, Cl A	7,416	33,417
Changchun High & New Technology Industry Group, Cl A	400	19,671
China Medical System Holdings	6,000	5,499
Chongqing Zhifei Biological Products, Cl A	3,913	24,538
Genscript Biotech *	4,000	10,046
Huadong Medicine, Cl A	4,440	16,770
Hualan Biological Engineering, Cl A	3,300	14,640
Jiangsu Hengrui Medicine, Cl A	5,190	49,834
Lepu Medical Technology Beijing, Cl A	4,222	14,141
Luye Pharma Group	8,000	5,796
Shandong Weigao Group Medical Polymer, Cl H	12,000	10,875
Shanghai Fosun Pharmaceutical Group, Cl H	1,500	4,541
Shanghai Pharmaceuticals Holding, Cl H	2,200	4,325
Shenzhen Mindray Bio-Medical Electronics, Cl A	2,300	54,614
Sichuan Kelun Pharmaceutical, Cl A	3,393	14,677
Sihuan Pharmaceutical Holdings Group	23,000	5,181
Walvax Biotechnology, Cl A *	3,700	15,267
Wuxi Biologics Cayman *	3,500	31,427
Zhangzhou Pientzehuang Pharmaceutical, Cl A	1,400	23,466
TOTAL CHINA		369,890

HONG KONG — 2.7%
Health Care — 2.7%
Innovent Biologics *	3,000	10,119
Microport Scientific	4,000	2,970
Ping An Healthcare and Technology * (A)	2,700	11,249
WuXi AppTec, Cl H	280	2,455
YiChang HEC ChangJiang Pharmaceutical, Cl H	400	1,999
TOTAL HONG KONG		28,792

Schedule of Investments (Unaudited) June 30, 2019

KraneShares Emerging Markets Healthcare Index ETF

	Shares	Value
COMMON STOCK — continued
HUNGARY — 1.5%
Health Care — 1.5%
Richter Gedeon Nyrt	867	$16,013
TOTAL HUNGARY		16,013

INDIA — 10.7%
Health Care — 10.7%
Aurobindo Pharma	2,620	23,079
Lupin	1,989	21,748
Piramal Enterprises	791	22,304
Sun Pharmaceutical Industries	7,829	45,475
TOTAL INDIA		112,606

INDONESIA — 2.1%
Health Care — 2.1%
Kalbe Farma	211,600	21,868
TOTAL INDONESIA		21,868

MALAYSIA — 8.0%
Health Care — 8.0%
Hartalega Holdings	13,700	17,372
IHH Healthcare	35,700	50,105
KPJ Healthcare	19,500	4,412
Top Glove	10,600	12,594
TOTAL MALAYSIA		84,483

SOUTH AFRICA — 3.1%
Health Care — 3.1%
Aspen Pharmacare Holdings	1,983	14,126
Life Healthcare Group Holdings	6,284	10,000
Netcare	6,586	8,398
TOTAL SOUTH AFRICA		32,524

SOUTH KOREA — 20.9%
Consumer Discretionary — 0.5%
HLB *	180	5,503

Health Care — 20.4%
ABLBio *	194	4,066
Celltrion *	297	52,859

Schedule of Investments (Unaudited) June 30, 2019

KraneShares Emerging Markets Healthcare Index ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Celltrion Healthcare *	658	$32,198
Daewoong	274	4,046
Daewoong Pharmaceutical	55	7,145
Genexine *	91	4,469
Green Cross	54	5,682
Hanall Biopharma *	224	4,830
Hanmi Pharm	53	18,544
Hanmi Science ltd	287	16,952
Helixmith *	73	10,659
Hugel *	20	7,268
Komipharm International *	234	4,438
Medy-Tox	25	9,743
SillaJen *	329	14,076
Yuhan	62	13,129
Yungjin Pharmaceutical *	908	3,987
		214,091
TOTAL SOUTH KOREA		219,594

THAILAND — 6.8%
Health Care — 6.8%
Bangkok Chain Hospital	12,400	6,712
Bangkok Dusit Medical Services	60,700	51,461
Bumrungrad Hospital	2,400	13,226
TOTAL THAILAND		71,399

UNITED STATES — 1.4%
Health Care — 1.4%
China Biologic Products Holdings *	94	8,958
Zai Lab ADR *	155	5,405
TOTAL UNITED STATES		14,363
TOTAL COMMON STOCK
(Cost $1,034,488)		1,046,405

RIGHTS — 0.1%
SOUTH KOREA — 0.1%
Health Care — 0.1%
Helixmith, Expires 08/09/2019*	5	141
TOTAL RIGHTS
(Cost $–)		141

Schedule of Investments (Unaudited) June 30, 2019

KraneShares Emerging Markets Healthcare Index ETF

	Shares	Value
SHORT-TERM INVESTMENT(B)(C) — 0.8%
Invesco Government & Agency Portfolio, Cl Institutional, 2.270%	8,760	$8,760
TOTAL SHORT-TERM INVESTMENT
(Cost $8,760)		8,760

TOTAL INVESTMENTS — 100.4%
(Cost $1,043,248)		1,055,306
OTHER ASSETS LESS LIABILITIES – (0.4)%		(3,704)
NET ASSETS - 100%		$1,051,602

‡	Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.
*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at June 30, 2019. The total market value of securities on loan at June 30, 2019 was $8,332.
(B)	The rate shown is the 7-day effective yield as of June 30, 2019.
(C)	This security was purchased with cash collateral held from securities on loan. The total value of such security as of June 30, 2019 was $8,760.

ADR — American Depository Receipt
Cl — Class

As of June 30, 2019, all of the Fund's investments were considered Level 1 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. GAAP.

For the period ended June 30, 2019, there have been no transfers between Level 1 Level 2 or Level 3 investments. Transfers between levels are recognized at period end.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

KRS-QH-013-0300

Schedule of Investments (Unaudited) June 30, 2019

KraneShares MSCI Emerging Markets ex China Index ETF

	Shares	Value
COMMON STOCK — 93.4%‡
BRAZIL — 6.4%
Consumer Discretionary — 0.6%
Kroton Educacional	1,000	$2,865
Lojas Renner	550	6,744
Magazine Luiza	100	5,447
		15,056
Consumer Staples — 1.1%
Ambev *	3,800	17,728
BRF *	300	2,297
JBS	600	3,297
Raia Drogasil *	200	4,002
		27,324
Energy — 0.8%
Petroleo Brasileiro *	2,200	17,163
Ultrapar Participacoes	600	3,162
		20,325
Financials — 1.6%
B3 - Brasil Bolsa Balcao	1,400	13,709
Banco Bradesco *	800	7,018
Banco do Brasil *	700	9,822
Banco Santander Brasil	300	3,589
BB Seguridade Participacoes	500	4,246
IRB Brasil Resseguros S	100	2,597
		40,981
Industrials — 0.6%
CCR	800	2,862
Embraer	500	2,528
Localiza Rent a Car	400	4,247
Rumo *	800	4,341
WEG	600	3,377
		17,355
Information Technology — 0.1%
Cielo	800	1,405

Materials — 1.4%
Klabin	500	2,141
Suzano	400	3,424
Vale *	2,400	32,443
		38,008
Utilities — 0.2%
Cia de Saneamento Basico do Estado de Sao Paulo *	200	2,455

Schedule of Investments (Unaudited) June 30, 2019

KraneShares MSCI Emerging Markets ex China Index ETF

	Shares	Value
COMMON STOCK — continued
Utilities — continued
Equatorial Energia	100	$2,410
		4,865
TOTAL BRAZIL		165,319

CHILE — 0.9%
Consumer Discretionary — 0.1%
SACI Falabella	514	3,350

Energy — 0.1%
Empresas COPEC	268	2,930

Financials — 0.3%
Banco de Chile	17,262	2,540
Banco de Credito e Inversiones	32	2,203
Banco Santander Chile	45,657	3,396
		8,139
Industrials — 0.1%
Latam Airlines Group	207	1,944

Materials — 0.1%
Empresas CMPC	867	2,375

Utilities — 0.2%
Enel Americas	19,579	3,446
Enel Chile	19,330	1,834
		5,280
TOTAL CHILE		24,018

COLOMBIA — 0.2%
Energy — 0.1%
Ecopetrol	3,338	3,039

Financials — 0.1%
Bancolombia	154	1,855
TOTAL COLOMBIA		4,894

CZECH REPUBLIC — 0.2%
Financials — 0.1%
Komercni banka as	51	2,034

Utilities — 0.1%
CEZ	109	2,634
TOTAL CZECH REPUBLIC		4,668

Schedule of Investments (Unaudited) June 30, 2019

KraneShares MSCI Emerging Markets ex China Index ETF

	Shares	Value
COMMON STOCK — continued
EGYPT — 0.2%
Financials — 0.2%
Commercial International Bank Egypt SAE	906	$4,004
TOTAL EGYPT		4,004

GREECE — 0.1%
Communication Services — 0.1%
Hellenic Telecommunications Organization	166	2,458
TOTAL GREECE		2,458

HUNGARY — 0.3%
Energy — 0.1%
MOL Hungarian Oil & Gas	248	2,758

Financials — 0.2%
OTP Bank Nyrt	152	6,060
TOTAL HUNGARY		8,818

INDIA — 13.7%
Communication Services — 0.3%
Bharti Airtel	1,540	7,734

Consumer Discretionary — 0.9%
Bajaj Auto	56	2,294
Eicher Motors	9	2,495
Mahindra & Mahindra	503	4,776
Maruti Suzuki India	85	8,047
Tata Motors *	1,250	2,944
Titan	214	4,137
		24,693
Consumer Staples — 1.3%
Dabur India	361	2,095
Godrej Consumer Products	248	2,382
Hindustan Unilever	525	13,596
ITC	3,000	11,902
Nestle India	16	2,761
		32,736
Energy — 2.2%
Bharat Petroleum	522	2,968
Indian Oil	1,500	3,388
Oil & Natural Gas	961	2,335

Schedule of Investments (Unaudited) June 30, 2019

KraneShares MSCI Emerging Markets ex China Index ETF

	Shares	Value
COMMON STOCK — continued
Energy — continued
Reliance Industries	2,500	$45,385
		54,076
Financials — 4.1%
Axis Bank	1,600	18,742
Bajaj Finance	160	8,532
Bajaj Finserv	26	3,211
Housing Development Finance	1,500	47,636
ICICI Bank	2,000	12,665
Indiabulls Housing Finance	208	1,831
State Bank of India *	1,500	7,850
Yes Bank	1,500	2,363
		102,830
Health Care — 0.4%
Aurobindo Pharma	180	1,586
Dr Reddy's Laboratories	78	2,882
Piramal Enterprises	55	1,551
Sun Pharmaceutical Industries	750	4,356
		10,375
Industrials — 0.4%
Larsen & Toubro	400	9,000

Information Technology — 2.8%
HCL Technologies	450	6,941
Infosys	3,000	31,812
Tata Consultancy Services	750	24,199
Tech Mahindra	318	3,255
Wipro	1,250	5,080
		71,287
Materials — 0.9%
Asian Paints	212	4,171
Grasim Industries	226	2,993
Hindalco Industries	816	2,448
JSW Steel	592	2,372
UltraTech Cement	80	5,280
UPL	249	3,382
Vedanta	909	2,296
		22,942
Utilities — 0.4%
GAIL India	700	3,164
NTPC	1,800	3,686

Schedule of Investments (Unaudited) June 30, 2019

KraneShares MSCI Emerging Markets ex China Index ETF

	Shares	Value
COMMON STOCK — continued
Utilities — continued
Power Grid Corp of India	1,600	$4,796
		11,646
TOTAL INDIA		347,319

INDONESIA — 3.3%
Communication Services — 0.5%
Telekomunikasi Indonesia Persero	46,000	13,480

Consumer Discretionary — 0.4%
Astra International	20,000	10,546

Consumer Staples — 0.3%
Charoen Pokphand Indonesia	6,300	2,109
Unilever Indonesia	1,300	4,141
		6,250
Energy — 0.1%
United Tractors	1,500	2,994

Financials — 2.0%
Bank Central Asia	8,700	18,459
Bank Mandiri Persero	18,000	10,225
Bank Negara Indonesia Persero	6,700	4,363
Bank Rakyat Indonesia Persero	50,000	15,431
		48,478
TOTAL INDONESIA		81,748

MALAYSIA — 3.2%
Communication Services — 0.3%
DiGi.Com	3,000	3,666
Maxis	3,000	4,044
		7,710
Consumer Discretionary — 0.1%
Genting	2,000	3,277

Consumer Staples — 0.1%
Sime Darby Plantation	2,300	2,738

Financials — 1.6%
CIMB Group Holdings	8,000	10,415
Hong Leong Bank	500	2,299
Malayan Banking	5,616	12,068
Public Bank	2,600	14,471
		39,253

Schedule of Investments (Unaudited) June 30, 2019

KraneShares MSCI Emerging Markets ex China Index ETF

	Shares	Value
COMMON STOCK — continued
Health Care — 0.1%
IHH Healthcare	2,000	$2,807

Materials — 0.2%
Petronas Chemicals Group	3,000	6,098

Utilities — 0.8%
Petronas Gas	500	2,100
Tenaga Nasional	4,500	15,071
		17,171
TOTAL MALAYSIA		79,054

MEXICO — 3.9%
Communication Services — 1.0%
America Movil	28,000	20,389
Grupo Televisa	2,000	3,373
		23,762
Consumer Staples — 1.3%
Fomento Economico Mexicano	1,700	16,432
Grupo Bimbo, Ser A	1,100	2,291
Wal-Mart de Mexico	4,300	11,726
		30,449
Financials — 0.6%
Grupo Financiero Banorte, Cl O	2,200	12,766
Grupo Financiero Inbursa, Cl O	1,500	2,168
		14,934
Industrials — 0.3%
Alfa, Cl A	2,200	2,155
Grupo Aeroportuario del Pacifico, Cl B	200	2,081
Grupo Aeroportuario del Sureste, Cl B	145	2,351
		6,587
Materials — 0.5%
Cemex	12,500	5,277
Grupo Mexico	2,900	7,717
		12,994
Real Estate — 0.2%
Fibra Uno Administracion †	2,800	3,711
TOTAL MEXICO		92,437

Schedule of Investments (Unaudited) June 30, 2019

KraneShares MSCI Emerging Markets ex China Index ETF

	Shares	Value
COMMON STOCK — continued
PERU — 0.6%
Financials — 0.4%
Credicorp	47	$10,759

Materials — 0.2%
Cia de Minas Buenaventura SAA ADR	121	2,017
Southern Copper	58	2,253
		4,270
TOTAL PERU		15,029

PHILIPPINES — 1.6%
Financials — 0.2%
BDO Unibank	2,100	5,738

Industrials — 0.6%
Ayala	300	5,235
JG Summit Holdings	3,500	4,604
SM Investments	300	5,674
		15,513
Real Estate — 0.8%
Ayala Land	10,500	10,411
SM Prime Holdings	14,000	10,138
		20,549
TOTAL PHILIPPINES		41,800

POLAND — 1.6%
Communication Services — 0.1%
CD Projekt	60	3,464

Consumer Discretionary — 0.1%
LPP	1	2,049

Energy — 0.3%
Polski Koncern Naftowy Orlen	280	6,756

Financials — 1.0%
Bank Polska Kasa Opieki	165	4,947
Powszechna Kasa Oszczednosci Bank Polski	825	9,473
Powszechny Zaklad Ubezpieczen	600	7,025
Santander Bank Polska	32	3,182
		24,627

Schedule of Investments (Unaudited) June 30, 2019

KraneShares MSCI Emerging Markets ex China Index ETF

	Shares	Value
COMMON STOCK — continued
Materials — 0.1%
KGHM Polska Miedz *	115	$3,192
TOTAL POLAND		40,088

QATAR — 1.5%
Financials — 1.3%
Masraf Al Rayan QSC	3,750	3,924
Qatar Islamic Bank SAQ	1,100	5,018
Qatar National Bank QPSC	3,900	20,382
		29,324
Industrials — 0.2%
Industries Qatar QSC	1,750	5,527
TOTAL QATAR		34,851

RUSSIA — 6.3%
Communication Services — 0.1%
Mobile TeleSystems PJSC ADR	348	3,240

Consumer Discretionary — 0.1%
X5 Retail Group GDR	83	2,865

Consumer Staples — 0.1%
Magnit PJSC GDR	242	3,527

Energy — 3.9%
Gazprom PAO	8,300	30,639
Lukoil PJSC	400	33,643
Novatek PJSC GDR	70	14,980
Rosneft	950	6,243
Tatneft PJSC	1,150	14,128
		99,633
Financials — 1.3%
Sberbank of Russia	8,250	31,201

Materials — 0.8%
Alrosa PJSC	1,750	2,387
MMC Norilsk Nickel PJSC	50	11,342
Novolipetsk Steel PJSC	820	2,076
Severstal PJSC	140	2,370
		18,175
TOTAL RUSSIA		158,641

SOUTH AFRICA — 8.8%
Communication Services — 0.7%
Group	1,400	10,597

Schedule of Investments (Unaudited) June 30, 2019

KraneShares MSCI Emerging Markets ex China Index ETF

	Shares	Value
COMMON STOCK — continued
Communication Services — continued
MultiChoice Group *	284	$2,698
Vodacom Group	425	3,607
		16,902
Consumer Discretionary — 3.9%
Absa Group	600	7,489
Mr Price Group	162	2,281
Naspers, Cl N	360	87,299
Woolworths Holdings	658	2,281
		99,350
Consumer Staples — 0.5%
Bid	280	6,096
Clicks Group	168	2,446
Oceana Group	28	137
Shoprite Holdings	281	3,142
Tiger Brands	109	1,729
		13,550
Energy — 0.1%
Exxaro Resources	174	2,122

Financials — 2.3%
Capitec Bank Holdings	26	2,395
Discovery	244	2,580
FirstRand	2,800	13,612
Nedbank Group	335	6,015
Old Mutual	3,300	4,961
Remgro	355	4,730
RMB Holdings	467	2,795
Sanlam	1,216	6,740
Standard Bank Group	1,100	15,342
		59,170
Industrials — 0.1%
Bidvest Group	224	3,008

Information Technology — 0.5%
Sasol	465	11,548

Materials — 0.4%
Anglo American Platinum	35	2,077
AngloGold Ashanti	330	5,944
Gold Fields	541	2,945
		10,966

Schedule of Investments (Unaudited) June 30, 2019

KraneShares MSCI Emerging Markets ex China Index ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — 0.3%
Growthpoint Properties †	1,998	$3,440
NEPI Rockcastle	259	2,377
Redefine Properties †	3,614	2,317
		8,134
TOTAL SOUTH AFRICA		224,750

SOUTH KOREA — 18.3%
Communication Services — 0.9%
Kakao	34	3,872
NAVER	125	12,342
NCSoft	15	6,197
SK Telecom	13	2,916
		25,327
Consumer Discretionary — 2.1%
Fila Korea	32	2,126
Hyundai Mobis	57	11,626
Hyundai Motor	125	15,155
Kangwon Land	81	2,122
Kia Motors	250	9,527
LG Electronics	95	6,525
Woongjin Coway	36	2,413
		49,494
Consumer Staples — 0.9%
Amorepacific	21	2,992
E-MART	13	1,576
KT&G	95	8,104
LG Household & Health Care	8	9,097
		21,769
Energy — 0.4%
SK Innovation	53	7,298
S-Oil	31	2,247
		9,545
Financials — 2.3%
DB Insurance	34	1,746
Hana Financial Group	300	9,717
Industrial Bank of Korea	174	2,117
KB Financial Group	358	14,216
Samsung Fire & Marine Insurance	26	6,035
Samsung Life Insurance	47	3,403
Shinhan Financial Group	383	14,893

Schedule of Investments (Unaudited) June 30, 2019

KraneShares MSCI Emerging Markets ex China Index ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Woori Financial Group	327	$3,979
		56,106
Health Care — 0.8%
Celltrion *	70	12,459
Celltrion Healthcare *	33	1,615
Helixmith *	8	1,168
Samsung Biologics *	10	2,771
SillaJen *	40	1,711
		19,724
Industrials — 1.1%
Hyundai Engineering & Construction	54	2,507
Hyundai Heavy Industries Holdings	6	1,684
Korea Shipbuilding & Offshore Engineering *	26	2,668
LG	85	5,661
Samsung C&T	70	5,802
Samsung Heavy Industries *	299	2,113
SK Holdings	26	5,224
		25,659
Information Technology — 8.3%
LG Display *	148	2,288
Samsung Electro-Mechanics	50	4,235
Samsung Electronics	3,817	155,371
Samsung SDI	45	9,217
Samsung SDS	23	4,283
SK Hynix	525	31,600
		206,994
Materials — 1.3%
Hyundai Steel	54	1,955
Korea Zinc	5	2,061
LG Chemical	40	12,281
Lotte Chemical	12	2,624
POSCO	68	14,399
		33,320
Utilities — 0.2%
Korea Electric Power *	275	6,085
TOTAL SOUTH KOREA		454,023

TAIWAN — 17.2%
Communication Services — 1.0%
Chunghwa Telecom	4,000	14,553
Far EasTone Telecommunications	1,000	2,521

Schedule of Investments (Unaudited) June 30, 2019

KraneShares MSCI Emerging Markets ex China Index ETF

	Shares	Value
COMMON STOCK — continued
Communication Services — continued
Taiwan Mobile	1,000	$3,944
		21,018
Consumer Discretionary — 0.7%
Hotai Motor	1,000	16,355

Consumer Staples — 0.8%
President Chain Store	1,000	9,675
Uni-President Enterprises	4,000	10,651
		20,326
Energy — 0.1%
Formosa Petrochemical	1,000	3,558

Financials — 3.0%
Cathay Financial Holding	6,000	8,307
Chailease Holding	1,000	4,137
Chang Hwa Commercial Bank	4,000	2,698
China Development Financial Holding	9,000	2,744
CTBC Financial Holding	12,000	8,249
E.Sun Financial Holding	7,000	5,860
First Financial Holding	7,000	5,139
Fubon Financial Holding	6,000	8,857
Hua Nan Financial Holdings	5,000	3,356
Mega Financial Holding	8,000	7,959
Shanghai Commercial & Savings Bank	2,000	3,619
Shin Kong Financial Holding *	7,000	2,125
SinoPac Financial Holdings	7,000	2,941
Taishin Financial Holding	7,000	3,223
Taiwan Cooperative Financial Holding	6,000	4,018
Yuanta Financial Holding	7,000	4,203
		77,435
Industrials — 0.1%
Far Eastern New Century	2,000	2,157

Information Technology — 9.5%
ASE Technology Holding	2,000	3,960
Asustek Computer	1,000	7,180
AU Optronics	6,000	1,797
Catcher Technology	1,000	7,164
Delta Electronics	2,000	10,142
Hon Hai Precision Industry	12,000	29,903
Innolux	6,000	1,416
Lite-On Technology	1,000	1,465
MediaTek	1,000	10,110

Schedule of Investments (Unaudited) June 30, 2019

KraneShares MSCI Emerging Markets ex China Index ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Novatek Microelectronics	1,000	$5,570
Pegatron	1,000	1,729
Quanta Computer	2,000	3,889
Taiwan Semiconductor Manufacturing	20,000	153,899
United Microelectronics	8,000	3,593
		241,817
Materials — 2.0%
Asia Cement	2,000	3,062
China Steel	9,000	7,230
Formosa Chemicals & Fibre	2,000	6,632
Formosa Plastics	4,000	14,746
Nan Ya Plastics	5,000	12,653
Taiwan Cement	3,000	4,448
		48,771
TOTAL TAIWAN		431,437

THAILAND — 3.5%
Communication Services — 0.3%
Advanced Info Service	1,000	7,109

Consumer Staples — 0.5%
CP ALL	5,000	14,020

Energy — 0.9%
PTT	10,500	16,691
PTT Exploration & Production	1,400	6,163
		22,854
Financials — 0.7%
Kasikornbank	1,800	11,034
Siam Commercial Bank	1,800	8,188
		19,222
Health Care — 0.1%
Bangkok Dusit Medical Services	3,500	2,967

Industrials — 0.4%
Airports of Thailand	4,300	10,305

Materials — 0.5%
PTT Global Chemical	2,300	4,800
Siam Cement	400	6,156
		10,956

Schedule of Investments (Unaudited) June 30, 2019

KraneShares MSCI Emerging Markets ex China Index ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — 0.1%
Central Pattana	1,300	$3,179
TOTAL THAILAND		90,612

TURKEY — 0.9%
Consumer Staples — 0.2%
BIM Birlesik Magazalar	350	4,820

Energy — 0.2%
Tupras Turkiye Petrol Rafinerileri	200	3,976

Financials — 0.5%
Akbank T.A.S. *	5,000	5,878
Turkiye Garanti Bankasi *	4,000	6,293
		12,171
TOTAL TURKEY		20,967

UNITED ARAB EMIRATES — 0.7%
Communication Services — 0.2%
Emirates Telecommunications Group PJSC	1,165	5,290

Financials — 0.4%
Abu Dhabi Commercial Bank PJSC	1,392	3,145
First Abu Dhabi Bank PJSC	1,901	7,691
		10,836
Real Estate — 0.1%
Emaar Properties PJSC	2,352	2,830
TOTAL UNITED ARAB EMIRATES		18,956
TOTAL COMMON STOCK
(Cost $2,354,876)		2,345,891

PREFERRED STOCK — 6.1%
BRAZIL— 4.8%
Communication Services — 0.2%
Telefonica Brasil(A)	400	5,228

Consumer Discretionary — 0.1%
Lojas Americanas*(A)	500	2,155

Consumer Staples — 0.1%
Cia Brasileira de Distribuicao*(A)	100	2,466

Energy — 0.9%
Petroleo Brasileiro (A)	3,200	22,785

Financials — 3.3%
Banco Bradesco (A)*	3,400	33,560
Itau Unibanco Holding (A)	4,000	37,790

Schedule of Investments (Unaudited) June 30, 2019

KraneShares MSCI Emerging Markets ex China Index ETF

	Shares	Value
PREFERRED STOCK — continued
Financials — continued
Itausa - Investimentos Itau(A)	3,600	$12,136
		83,486
Materials — 0.1%
Gerdau(A)	700	2,767

Utilities — 0.1%
Cia Energetica de Minas Gerais(A)	600	2,326
TOTAL BRAZIL		121,213

CHILE— 0.1%
Materials — 0.1%
Sociedad Quimica y Minera de Chile(A)	83	2,573

COLOMBIA— 0.2%
Financials — 0.2%
Bancolombia(A)	307	3,906

RUSSIA— 0.1%
Energy — 0.1%
Surgutneftegas PJSC(A)	4,700	3,175

SOUTH KOREA— 0.9%
Information Technology — 0.9%
Samsung Electronics(A)	700	23,189
TOTAL PREFERRED STOCK
(Cost $144,563)		154,056

RIGHTS — 0.0%
CHILE — 0.0%
Utilities — 0.0%
Enel Americas, Expires 07/31/2019*	6,383	94

SOUTH KOREA — 0.0%
Health Care — 0.0%
Helixmith, Expires 08/09/2019*	1	28
TOTAL RIGHTS
(Cost $–)		122

TOTAL INVESTMENTS — 99.5%
(Cost $2,499,439)		2,500,069
OTHER ASSETS LESS LIABILITIES – 0.5%		13,353
NET ASSETS - 100%		$2,513,422

‡	Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.
*	Non-income producing security.
(A)	Currently, no stated interest rate.
†	Real Estate Investment Trust

Schedule of Investments (Unaudited) June 30, 2019

KraneShares MSCI Emerging Markets ex China Index ETF

ADR — American Depositary Receipt
Cl — Class
GDR — Global Depositary Receipt
PJSC — Public Joint-Stock Company

As of June 30, 2019, all of the Fund's investments were considered Level 1 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. GAAP.

For the period ended June 30, 2019, there have been no transfers between Level 1 Level 2 or Level 3 investments. Transfers between levels are recognized at period end.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

KRS-QH-014-0100

Schedule of Investments (Unaudited) June 30, 2019

KraneShares Quadratic Interest Rate Volatility and Inflation Hedge ETF

	Shares	Value
EXCHANGE - TRADED FUND — 84.6%
UNITED STATES — 84.6%
Schwab US TIPS ETF	417,580	$23,513,930
TOTAL EXCHANGE - TRADED FUND
(Cost $23,190,558)		23,513,930

PURCHASED OPTION — 2.0% (A)
TOTAL PURCHASED OPTION
(Cost $836,000)		562,721

TOTAL INVESTMENTS — 86.6%
(Cost $24,026,558)		24,076,651
OTHER ASSETS LESS LIABILITIES – 13.4%		3,728,746
NET ASSETS - 100%		$27,805,397

A list of open option contracts held by the Fund at June 30, 2019 was as follows:

Description	Number of Contracts	Notional Amount†	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 0.1%

Call Options
Constant Maturity Spread Option*	60,000	$836,000	$250.00	06/03/20	$562,721

Total Purchased Options		$836,000			$562,721

*	Non-income producing security.
†	Represents cost.
(A)	Refer to option table below.

TIPS — Treasury Inflation-Protected Securities
ETF — Exchange Traded Fund

As of June 30, 2019, all of the Fund's investments were considered Level 1 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. GAAP.

For the period ended June 30, 2019, there have been no transfers between Level 1 Level 2 or Level 3 investments. Transfers between levels are recognized at period end.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

KRS-QH-015-0100

Schedule of Investments (Unaudited) June 30, 2019

KFA Small Cap Quality Dividend Index ETF

	Shares	Value
COMMON STOCK — 100.3%‡
UNITED STATES — 100.3%
Communication Services — 2.5%
Meredith	1,128	$62,108

Consumer Discretionary — 7.1%
Aaron's	977	59,998
Group 1 Automotive	752	61,581
International Speedway, Cl A	1,301	58,402
		179,981
Consumer Staples — 11.4%
Calavo Growers	615	59,495
Inter Parfums	859	57,115
J&J Snack Foods	359	57,781
Lancaster Colony	387	57,508
Tootsie Roll Industries	1,541	56,909
		288,808
Financials — 13.9%
Community Bank System	910	59,915
Northwest Bancshares	3,431	60,420
RLI	659	56,483
Southside Bancshares	1,788	57,895
Tompkins Financial	727	59,323
United Bankshares	1,597	59,233
		353,269
Health Care — 9.6%
Atrion	67	57,134
Ensign Group	1,018	57,945
National HealthCare	720	58,428
Utah Medical Products	733	70,147
		243,654
Industrials — 14.3%
ABM Industries	1,468	58,720
Brady, Cl A	1,221	60,220
Franklin Electric	1,262	59,945
GATX	782	62,005
McGrath RentCorp	986	61,280
MSA Safety	570	60,072
		362,242

Schedule of Investments (Unaudited) June 30, 2019

KFA Small Cap Quality Dividend Index ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — 2.4%
Badger Meter	1,039	$62,018

Materials — 9.3%
Balchem	600	59,982
Quaker Chemical	290	58,835
Sensient Technologies	785	57,682
Stepan	632	58,087
		234,586
Real Estate — 6.8%
National Health Investors †	749	58,445
Universal Health Realty Income Trust †	656	55,714
Urstadt Biddle Properties, Cl A †	2,745	57,645
		171,804
Utilities — 23.0%
American States Water	770	57,934
Black Hills	753	58,862
California Water Service Group	1,139	57,668
Chesapeake Utilities	622	59,102
Middlesex Water	941	55,754
Northwest Natural Holding	851	59,145
NorthWestern	805	58,081
Portland General Electric	1,058	57,312
Southwest Gas Holdings	668	59,866
Spire	695	58,324
		582,048
TOTAL COMMON STOCK
(Cost $2,517,248)		2,540,518

TOTAL INVESTMENTS — 100.3%
(Cost $2,517,248)		2,540,518
OTHER ASSETS LESS LIABILITIES – (0.3)%		(7,580)
NET ASSETS - 100%		$2,532,938

‡	Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.
†	Real Estate Investment Trust

As of June 30, 2019, all of the Fund's investments were considered Level 1 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. GAAP.

For the period ended June 30, 2019, there have been no transfers between Level 1 Level 2 or Level 3 investments. Transfers between levels are recognized at period end.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

KRS-QH-016-0100

Schedule of Investments (Unaudited) June 30, 2019

KFA Large Cap Quality Dividend Index ETF

	Shares	Value
COMMON STOCK — 99.9%‡
UNITED STATES — 99.9%
Communcation Services — 3.0%
Comcast, Cl A	596	$25,199
Telephone & Data Systems	855	25,992
Verizon Communications	436	24,909
		76,100
Communication Services — 2.0%
Harris	263	49,741

Consumer Discretionary — 5.9%
Home Depot	122	25,372
McDonald's	122	25,335
Ross Stores	250	24,780
Target	286	24,770
TJX	474	25,065
VF	288	25,157
		150,479
Consumer Staples — 15.8%
Casey's General Stores	169	26,363
Church & Dwight	327	23,891
Clorox	160	24,498
Coca-Cola	493	25,103
Colgate-Palmolive	346	24,798
Costco Wholesale	98	25,897
Flowers Foods	1,079	25,108
General Mills	468	24,579
Hershey	183	24,527
JM Smucker	205	23,614
Kimberly-Clark	184	24,524
McCormick	165	25,578
PepsiCo	191	25,046
Procter & Gamble	228	24,999
Sysco	347	24,540
Walmart	231	25,523
		398,588
Energy — 2.1%
Exxon Mobil	338	25,901
ONEOK	387	26,629
		52,530

Schedule of Investments (Unaudited) June 30, 2019

KFA Large Cap Quality Dividend Index ETF

	Shares	Value
COMMON STOCK — continued
Financials — 13.0%
Aflac	459	$25,158
Assurant	236	25,106
Axis Capital Holdings	412	24,576
Brown & Brown	765	25,628
Cincinnati Financial	243	25,192
Erie Indemnity, Cl A	101	25,681
FactSet Research Systems	86	24,644
Mercury General	409	25,563
Moody's	130	25,390
RenaissanceRe Holdings	141	25,099
S&P Global	111	25,285
Travelers	167	24,970
WR Berkley	387	25,515
		327,807
Health Care — 5.1%
Chemed	71	25,620
Johnson & Johnson	184	25,628
Medtronic	261	25,419
STERIS	180	26,797
West Pharmaceutical Services	207	25,906
		129,370
Industrials — 18.2%
Carlisle	184	25,836
Cintas	107	25,390
CSX	324	25,068
Cummins	153	26,215
Dover	262	26,253
Graco	508	25,491
Honeywell International	146	25,490
Hubbell, Cl B	205	26,732
IDEX	156	26,855
Lennox International	91	25,025
Lockheed Martin	71	25,811
Norfolk Southern	128	25,514
Northrop Grumman	81	26,172
Roper Technologies	69	25,272
Toro	370	24,753
Union Pacific	148	25,028
United Technologies	200	26,040
Waste Management	221	25,497
		462,442

Schedule of Investments (Unaudited) June 30, 2019

KFA Large Cap Quality Dividend Index ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — 7.3%
Analog Devices	240	$27,089
Automatic Data Processing	153	25,295
Broadridge Financial Solutions	190	24,259
Microsoft	192	25,720
QUALCOMM	366	27,842
Visa, Cl A	148	25,686
Xilinx	243	28,654
		184,545
Materials — 9.0%
Air Products & Chemicals	115	26,033
AptarGroup	200	24,868
Ecolab	126	24,877
Linde	124	24,899
PPG Industries	216	25,209
RPM International	409	24,994
Sherwin-Williams	54	24,748
Silgan Holdings	846	25,887
Sonoco Products	381	24,895
		226,410
Real Estate — 7.7%
Digital Realty Trust †	211	24,854
Equity LifeStyle Properties †	202	24,511
Essex Property Trust †	84	24,522
Federal Realty Investment Trust †	190	24,464
National Retail Properties †	455	24,120
Omega Healthcare Investors †	687	25,246
Realty Income †	346	23,864
WP Carey †	295	23,948
		195,529
Utilities — 10.8%
American Electric Power	270	23,763
Aqua America	595	24,615
Atmos Energy	240	25,334
CMS Energy	429	24,843
Consolidated Edison	284	24,901
Eversource Energy	327	24,774
NextEra Energy	123	25,198
Sempra Energy	182	25,015
Southern	455	25,152
WEC Energy Group	300	25,011

Schedule of Investments (Unaudited) June 30, 2019

KFA Large Cap Quality Dividend Index ETF

	Shares	Value
COMMON STOCK — continued
Utilities — continued
Xcel Energy	421	$25,045
		273,651
TOTAL COMMON STOCK
(Cost $2,509,997)		2,527,192

TOTAL INVESTMENTS — 99.9%
(Cost $2,509,997)		2,527,192
OTHER ASSETS LESS LIABILITIES – 0.1%		1,946
NET ASSETS - 100%		$2,529,138

‡	Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.
†	Real Estate Investment Trust

Cl — Class

As of June 30, 2019, all of the Fund's investments were considered Level 1 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. GAAP.

For the period ended June 30, 2019, there have been no transfers between Level 1 Level 2 or Level 3 investments. Transfers between levels are recognized at period end.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

KRS-QH-017-0100